   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2001
                                                     REGISTRATION NOS.: 33-37562
                                                                        811-6208
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              ----------------

                                   FORM N-1A
                            REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                    [X]
                           PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                         POST-EFFECTIVE AMENDMENT NO. 13                    [X]
                                    AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                              [X]
                                AMENDMENT NO. 14                            [X]

                               ----------------

         MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
                       (A MASSACHUSETTS BUSINESS TRUST)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)
      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600
                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ----------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019

                               ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.


 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
        immediately upon filing pursuant to paragraph (b)
     ---
      X on February 28, 2001 pursuant to paragraph (b)
     ---
        60 days after filing pursuant to paragraph (a)
     ---
        on (date) pursuant to paragraph (a) of rule 485.
     ---


           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS


================================================================================

PROSPECTUS - FEBRUARY 28, 2001

Morgan Stanley Dean Witter

              ----------------------------------------------------------------



                                             MULTI-STATE MUNICIPAL SERIES TRUST
                                    Consisting of four separate fund portfolios:
                                                                 Arizona Series
                                                                 Florida Series
                                                              New Jersey Series
                                                            Pennsylvania Series



EACH SERIES SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM BOTH FEDERAL AND DESIGNATED STATE INCOME TAXES CONSISTENT WITH PRESERVATION OF CAPITAL

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
           Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


Overview                     ................................................  1
                            The Arizona Series ..............................  2
                            The Florida Series ..............................  6
                            The New Jersey Series ........................... 10
                            The Pennsylvania Series ......................... 14
                            Additional Investment Strategy Information ...... 18
                            Additional Risk Information ..................... 19
                            Fund Management ................................. 21
Shareholder Information     Pricing Series Shares ........................... 22
                            How to Buy Shares ............................... 22
                            How to Exchange Shares .......................... 26
                            How to Sell Shares .............................. 28
                            Distributions ................................... 29
                            Tax Consequences ................................ 30
Financial Highlights         ................................................ 32
Our Family of Funds          ................................. Inside Back Cover
                            This Prospectus contains important information
                            about the Fund.
                            Please read it carefully and keep it for
                            future reference.

OVERVIEW


          Morgan Stanley Dean Witter Multi-State Municipal Series Trust is an open-end, non-diversified mutual fund that consists of four separate fund portfolios --


            Arizona Series
            Florida Series
            New Jersey Series
            Pennsylvania Series



          A Series-by-Series summary begins on the next page. Each summary provides a Series' investment objective, principal investment strategies, principal risks, past performance, and fees and expenses. Morgan Stanley Dean Witter Multi-State Municipal Series Trust is one of Morgan Stanley Dean Witter's Income Funds. This category of mutual fund has the goal of selecting securities to pay out income rather than rise in value.



          Shares of each Series are not bank deposits and are not guaranteed or insured by any bank, governmental entity or the FDIC.

THE ARIZONA SERIES


[GRAPHIC OMITTED]


      INVESTMENT OBJECTIVE
--------------------------------
          The Arizona Series seeks to provide a high level of current income exempt from both federal and Arizona state income taxes consistent with preservation of capital.




[GRAPHIC OMITTED]


      PRINCIPAL INVESTMENT STRATEGY
------------------------------------------

                         The Arizona Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and Arizona state income taxes. The Arizona Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Arizona municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Arizona Series' portfolio securities.

[sidebar]
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
[end sidebar]

          The Arizona Series may invest up to 10% of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.


          The Arizona Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on an Arizona Series distribution of this income. The Arizona Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

          The Arizona Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Arizona Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Arizona income taxes. Defensive investing could have the effect of reducing the Arizona Series' ability to provide tax exempt income or otherwise meet its investment objective.

          In addition to the securities described above, the Arizona Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]


      PRINCIPAL RISKS
--------------------------
          There is no assurance that the Arizona Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

          Credit and Interest Rate Risks. A principal risk of investing in the Arizona Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.


          Unlike most fixed-income funds, the Arizona Series is subject to the added credit risk of concentrating its investments in a single state -- Arizona -- and its municipalities. Because the Arizona Series concentrates its investments in securities issued by Arizona state and local governments and government authorities, the Arizona Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Arizona issuers' ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

          The Arizona Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Arizona Series' portfolio securities, and the Arizona Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

          The performance of the Arizona Series will depend on whether the Arizona Series is successful in applying its investment strategy. The Arizona Series is also subject to other risks from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Arizona Series' investments, see the "Additional Risk Information" section.

          Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

----                                                           ----




[GRAPHIC OMITTED]


      PAST PERFORMANCE
----------------------------

          The bar chart and table below provide some indication of the risks of investing in the Arizona Series. The Arizona Series' past performance does not indicate how the Arizona Series will perform in the future.



                        ANNUAL TOTAL RETURNS -- CALENDAR YEARS


                1992   10.08%                                 The performance
                1993   12.24%                                 information in
                1994   -6.58%                                 the bar chart
                1995   17.31%                                 does not reflect
                1996    2.92%                                 the deduction of
                1997    7.56%                                 sales charges; if
                1998    5.39%                                 these amounts
                1999   -3.18%                                 were reflected,
                2000   10.59%                                 returns would be
                                                              less than shown.

[sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Arizona Series' shares has varied from year to year over the past 9 calendar years.
[end sidebar]

[sidebar]
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Arizona Series' average annual total returns with those of a broad measure of market performance over time. The Arizona Series' returns include the maximum applicable front-end sales charge.
[end sidebar]


          During the periods shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.43% (quarter ended March 31, 1994).



 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2000)
 ------------------------------------------------------------------------------------
                                                                      LIFE OF SERIES
                                     PAST 1 YEAR     PAST 5 YEARS     (SINCE 4/30/91)
 ------------------------------------------------------------------------------------
  Arizona Series                         6.16%            3.70%             6.00%
 ------------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond
   Index(1)                             11.68%            5.84%             7.19%
 ------------------------------------------------------------------------------------

  (1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[GRAPHIC OMITTED]


      FEES AND EXPENSES
-----------------------------
      The table below briefly describes the Arizona Series' fees and expenses that you may pay if you buy and hold shares of the Arizona Series. The Arizona Series does not charge account or exchange fees.


SHAREHOLDER FEES
-------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                 4.0%
-------------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                         None
-------------------------------------------------------------------------------
  ANNUAL ARIZONA SERIES OPERATING EXPENSES
-------------------------------------------------------------------------------
  Management fee                                                     0.35%
-------------------------------------------------------------------------------
  Distribution and service (12b-1) fees                              0.15%
-------------------------------------------------------------------------------
  Other expenses                                                     0.17%
-------------------------------------------------------------------------------
  Total annual Arizona Series operating expenses                     0.67%
-------------------------------------------------------------------------------


[sidebar]
SHAREHOLDER FEES
These fees are paid directly from your investment.
[end sidebar]

[sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Arizona Series' assets and are based on expenses paid for the fiscal year ended November 30, 2000.
[end sidebar]

          EXAMPLE
          This example is intended to help you compare the cost of investing in the Arizona Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Arizona Series, your investment has a 5% return each year, and the Arizona Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


         EXPENSES OVER TIME:
--------------------------------------
 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------
$  466      $606      $758    $1,201
--------------------------------------

THE FLORIDA SERIES


[GRAPHIC OMITTED]


      INVESTMENT OBJECTIVE
--------------------------------

       The Florida Series seeks to provide a high level of current income exempt from both federal income and Florida state taxes consistent with preservation of capital.





[GRAPHIC OMITTED]


      PRINCIPAL INVESTMENT STRATEGY
------------------------------------------

      The Florida Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and the Florida state intangible tax. (Florida presently does not impose an income tax on individuals.) The Florida Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Florida municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Florida Series' portfolio securities.


[sidebar]
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
[end sidebar]


      The Florida Series may invest up to 10% of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

      The Florida Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Florida Series distribution of this income. The Florida Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

      The Florida Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Florida Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from the Florida intangibles tax. Defensive investing could have the effect of reducing the Florida Series' ability to provide tax exempt income or otherwise meet its investment objective.

      In addition to the securities described above, the Florida Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]


      PRINCIPAL RISKS
--------------------------
      There is no assurance that the Florida Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

      Credit and Interest Rate Risks. A principal risk of investing in the Florida Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.


      Unlike most fixed-income funds, the Florida Series is subject to the added credit risk of concentrating its investments in a single state -- Florida -- and its municipalities and other political subdivisions. Because the Florida Series concentrates its investments in securities issued by Florida state and local governments and government authorities, the Florida Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Florida issuers' ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

      The Florida Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Florida Series' portfolio securities, and the Florida Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.


      The performance of the Florida Series will depend on whether the Florida Series is successful in applying its investment strategy. The Florida Series is also subject to other risks from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Florida Series' investments, see the "Additional Risk Information" section.

      Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]


      PAST PERFORMANCE
----------------------------

          The bar chart and table below provide some indication of the risks of investing in the Florida Series. The Florida Series' past performance does not indicate how the Florida Series will perform in the future.



                        ANNUAL TOTAL RETURNS -- CALENDAR YEARS




           1992          9.98%                              The performance
           1993         13.05%                              information in the
           1994         -6.23%                              bar chart does not
           1995         17.36%                              reflect the
           1996          3.18%                              deduction of sales
           1997          8.35%                              charges; if these
           1998          5.82%                              amounts were
           1999         -3.31%                              reflected, returns
           2000         11.03%                              would be less than
                                                            shown.



[sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Florida Series' shares has varied from year to year over the past 9 calendar years.
[end sidebar]

[sidebar]
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Florida Series' average annual total returns with those of a broad measure of market performance over time. The Florida Series' returns include the maximum applicable front-end sales charge.
[end sidebar]



          During the periods shown in the bar chart, the highest return for a calendar quarter was 7.08% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.47% (quarter ended March 31, 1994).


  AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2000)
  -----------------------------------------------------------------------------------
                                                                      LIFE OF SERIES
                                     PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
  -----------------------------------------------------------------------------------
  Florida Series                        6.59%            4.04%             6.41%
  -----------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond
   Index(1)                            11.68%            5.84%             7.24%2
  -----------------------------------------------------------------------------------



  (1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
  (2) For the period January 31, 1991 to December 31, 2000.

[GRAPHIC OMITTED]


      FEES AND EXPENSES
-----------------------------
      The table below briefly describes the Florida Series' fees and expenses that you may pay if you buy and hold shares of the Florida Series. The Florida Series does not charge account or exchange fees.



  SHAREHOLDER FEES
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                 4.0%
--------------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                         None
--------------------------------------------------------------------------------
  ANNUAL FLORIDA SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
  Management fee                                                     0.35%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fees                              0.15%
--------------------------------------------------------------------------------
  Other expenses                                                     0.13%
--------------------------------------------------------------------------------
  Total annual Florida Series operating expenses                     0.63%
--------------------------------------------------------------------------------

[sidebar]
SHAREHOLDER FEES
These fees are paid directly from your investment.
[end sidebar]

[sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Florida Series' assets and are based on expenses paid for the fiscal year ended November 30, 2000.
[end sidebar]

          EXAMPLE
          This example is intended to help you compare the cost of investing in the Florida Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Florida Series, your investment has a 5% return each year, and the Florida Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


          EXPENSES OVER TIME
---------------------------------------
 1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------
$  462      $594      $739     $1,158
-------------------------------------

THE NEW JERSEY SERIES


[GRAPHIC OMITTED]


      INVESTMENT OBJECTIVE
--------------------------------

      The New Jersey Series seeks to provide a high level of current income exempt from both federal and New Jersey state income taxes consistent with preservation of capital.





[GRAPHIC OMITTED]


      PRINCIPAL INVESTMENT STRATEGY
------------------------------------------

      The New Jersey Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and New Jersey state income taxes. The New Jersey Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, New Jersey municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the New Jersey Series' portfolio securities.


[sidebar]
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
[end sidebar]


          The New Jersey Series may invest up to 10% of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.


          The New Jersey Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a New Jersey Series distribution of this income. The New Jersey Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.


          The New Jersey Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The New Jersey Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from New Jersey income tax. Defensive investing could have the effect of reducing the New Jersey Series' ability to provide tax exempt income or otherwise meet its investment objective.



          In addition to the securities described above, the New Jersey Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]


      PRINCIPAL RISKS
--------------------------
      There is no assurance that the New Jersey Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

      Credit and Interest Rate Risks. A principal risk of investing in the New Jersey Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.


      Unlike most fixed-income funds, the New Jersey Series is subject to the added credit risk of concentrating its investments in a single state -- New Jersey -- and its municipalities. Because the New Jersey Series concentrates its investments in securities issued by New Jersey state and local governments and government authorities, the New Jersey Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning New Jersey issuers' ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

      The New Jersey Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the New Jersey Series' portfolio securities, and the New Jersey Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

      The performance of the New Jersey Series will depend on whether the New Jersey Series is successful in applying its investment strategy. The New Jersey Series is also subject to other risks from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the New Jersey Series' investments, see the "Additional Risk Information" section.

      Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]


      PAST PERFORMANCE
----------------------------

      The bar chart and table below provide some indication of the risks of investing in the New Jersey Series. The New Jersey Series' past performance does not indicate how the New Jersey Series will perform in the future.



                        ANNUAL TOTAL RETURNS -- CALENDAR YEARS

[GRAPHIC OMITTED]



                        1992  10.08%                        The performance
                        1993  12.81%                        information in the
                        1994  -7.12%                        bar chart does not
                        1995  17.55%                        reflect the
                        1996   3.34%                        deduction of sales
                        1997   9.07%                        charges; if these
                        1998   5.86%                        amounts were
                        1999  -3.36%                        reflected, returns
                        2000  10.81%                        would be less than
                                                            shown.


[sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the New Jersey Series' shares has varied from year to year over the past 9 calendar years.
[end sidebar]


[sidebar]
AVERAGE ANNUAL TOTAL RETURNS
This table compares the New Jersey Series' average annual total returns with those of a broad measure of market performance over time. The New Jersey Series' returns include the maximum applicable front-end sales charge.
[end sidebar]

          During the periods shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.52% (quarter ended March 31, 1994).




 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31,  2000)
--------------------------------------------------------------------------------------
                                                                      LIFE OF SERIES
                                     PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------------
  New Jersey Series                      6.38%          4.17%             6.48%
--------------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond
   Index(1)                             11.68%          5.84%             7.24%2
--------------------------------------------------------------------------------------


  (1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
  (2) For the period January 31, 1991 to December 31, 2000.

[GRAPHIC OMITTED]


      FEES AND EXPENSES
-----------------------------
          The table below briefly describes the New Jersey Series' fees and expenses that you may pay if you buy and hold shares of the New Jersey Series. The New Jersey Series does not charge account or exchange fees.



SHAREHOLDER FEES

---------
----------------------

  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                 4.0%
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                       None
  ANNUAL NEW JERSEY SERIES OPERATING EXPENSES
  Management fee                                                     0.35%
  Distribution and service (12b-1) fees                              0.15%
  Other expenses                                                     0.19%
  Total annual New Jersey Series operating expenses                  0.69%


[sidebar]
SHAREHOLDER FEES
These fees are paid directly from your investment.
[end sidebar]

[sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the New Jersey Series' assets and are based on expenses paid for the fiscal year ended November 30, 2000.
[end sidebar]

          EXAMPLE
          This example is intended to help you compare the cost of investing in the New Jersey Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the New Jersey Series, your investment has a 5% return each year, and the New Jersey Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


          EXPENSES OVER TIME:
---------------------------------------
 1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------
$  467      $611      $767     $1,221
---------------------------------------

THE PENNSYLVANIA SERIES


[GRAPHIC OMITTED]


      INVESTMENT OBJECTIVE
--------------------------------
      The Pennsylvania Series seeks to provide a high level of current income exempt from both federal and Pennsylvania state income taxes consistent with preservation of capital.




[GRAPHIC OMITTED]


      PRINCIPAL INVESTMENT STRATEGY
------------------------------------------

      The Pennsylvania Series will invest at least 80% of its assets in securities that pay interest normally exempt from federal and Pennsylvania state income taxes. The Pennsylvania Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Pennsylvania municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Pennsylvania Series' portfolio securities.

[sidebar]
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
[end sidebar]

      The Pennsylvania Series may invest up to 10% of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.



      The Pennsylvania Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Pennsylvania Series distribution of this income. The Pennsylvania Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.


      The Pennsylvania Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Pennsylvania Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Pennsylvania income tax. Defensive investing could have the effect of reducing the Pennsylvania Series' ability to provide tax exempt income or otherwise meet its investment objective.


      In addition to the securities described above, the Pennsylvania Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]


          PRINCIPAL RISKS
--------------------------
          There is no assurance that the Pennsylvania Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.


          Credit and Interest Rate Risks. A principal risk of investing in the Pennsylvania Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.



          Unlike most fixed-income funds, the Pennsylvania Series is subject to the added credit risk of concentrating its investments in a single state -- Pennsylvania -- and its municipalities. Because the Pennsylvania Series concentrates its investments in securities issued by Pennsylvania state and local governments and government authorities, the Pennsylvania Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Pennsylvania issuers' ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.



          The Pennsylvania Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Pennsylvania Series' portfolio securities, and the Pennsylvania Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.



          The performance of the Pennsylvania Series will depend on whether the Pennsylvania Series is successful in applying its investment strategy. The Pennsylvania Series is also subject to other risks from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Pennsylvania Series' investments, see the "Additional Risk Information" section.



          Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]


          PAST PERFORMANCE
----------------------------

          The bar chart and table below provide some indication of the risks of investing in the Pennsylvania Series. The Pennsylvania Series' past performance does not indicate how the Pennsylvania Series will perform in the future.










          ANNUAL TOTAL RETURNS -- CALENDAR YEARS


          1992      10.41%                                    The performance
          1993      13.16%                                    information in
          1994      -6.88%                                    the bar chart
          1995      17.62%                                    does not reflect
          1996       3.59%                                    the deduction of
          1997       8.51%                                    sales charges; if
          1998       5.05%                                    these amounts
          1999      -4.00%                                    were reflected,
          2000      11.70%                                    returns would be
                                                              less than shown.




          During the periods shown in the bar chart, the highest return for a calendar quarter was 7.39% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -7.11% (quarter ended March 31, 1994).

[sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Pennsylvania Series' shares has varied from year to year over the past 9 calendar years.
[end sidebar]

[sidebar]
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Pennsylvania Series' average annual total returns with those of a broad measure of market performance over time. The Pennsylvania Series' returns include the maximum applicable front-end sales charge.
[end sidebar]




     AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------------
                                                                      LIFE OF SERIES
                                     PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------------
  Pennsylvania Series                    7.23%            3.98%             6.39%
--------------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond
   Index(1)                             11.68%            5.84%             7.24%(2)
--------------------------------------------------------------------------------------



  (1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
  (2) For the period January 31, 1991 to December 31, 2000.

[GRAPHIC OMITTED]


          FEES AND EXPENSES
-----------------------------
          The table below briefly describes the Pennsylvania Series' fees and expenses that you may pay if you buy and hold shares of the Pennsylvania Series. The Pennsylvania Series does not charge account or exchange fees.


SHAREHOLDER FEES
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                 4.0%
--------------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                        None
--------------------------------------------------------------------------------
  ANNUAL PENNSYLVANIA SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
  Management fee                                                     0.35%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fees                              0.15%
--------------------------------------------------------------------------------
  Other expenses                                                     0.14%
--------------------------------------------------------------------------------
  Total annual Pennsylvania Series operating expenses                0.64%
--------------------------------------------------------------------------------


[sidebar]
SHAREHOLDER FEES
These fees are paid directly from your investment.
[end sidebar]

[sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Pennsylvania Series' assets and are based on expenses paid for the fiscal year ended November 30, 2000.
[end sidebar]

          EXAMPLE
          This example is intended to help you compare the cost of investing in the Pennsylvania Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Pennsylvania Series, your investment has a 5% return each year, and the Pennsylvania Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


         EXPENSES OVER TIME:
--------------------------------------
 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------
   $463     $597      $742     $1,166
--------------------------------------

[GRAPHIC OMITTED]


          ADDITIONAL INVESTMENT STRATEGY INFORMATION
---------------------------------------------------------

          This section provides additional information relating to each of the Series' principal investments. In pursuing each Series' investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted investment strategies while not using others.


          Each Series' policy of investing at least eighty percent of its assets in securities the interest on which is exempt from federal income taxes and income taxes of the designated state is fundamental. The fundamental policies may not be changed without shareholder approval.


          The percentage limitations relating to the composition of a Series' portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations will not require the Series to sell any portfolio security. Except as indicated above, a Series may change its principal investment strategies without shareholder approval; however, you would be notified of any such changes.


          Municipal Obligations. Each Series may invest in municipal obligations, which are securities issued by state and local governments. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue securities, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as public utilities, hospitals, housing, airports and highways, and educational facilities. The Fund's municipal obligation investments may include zero coupon securities, which are purchased at a discount and accrue interest but make no interest payment until maturity.


          Private Activity Bonds. Each Series may invest more than 25% of its net assets in municipal obligations known as private activity bonds. These securities include, for example, housing, industrial development and pollution control revenue, electric utility, manufacturing, and transportation facilities.



          Lease Obligations. Included within the revenue bonds category are participations in lease obligations or installment purchase contracts of municipalities. Generally, state and local agencies or authorities issue lease obligations to acquire equipment and facilities for public and private purposes.



          Futures. Each Series may purchase and sell put and call futures with respect to financial instruments and municipal bond indexes. Futures may be used to hedge against interest rate changes.

          Fund Structure. The Fund may seek to achieve its investment objectives by investing all of its assets in another mutual fund. The other fund would have substantially the same investment objectives and policies as the Fund.




[GRAPHIC OMITTED]


          ADDITIONAL RISK INFORMATION
----------------------------------------
          This section provides additional information relating to the principal risks of investing in the Fund.


          Credit and Interest Rate Risk. A principal risk of investing in each Series is associated with its fixed-income investments. All fixed-income securities, such as municipal obligations, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.


          Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities goes down. When the general level of interest rates goes down, the prices of most fixed-income securities goes up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.


           HOW INTEREST RATES AFFECT BOND PRICES
--------------------------------------------------------------------------------


                                    PRICE PER $1,000 OF A MUNICIPAL BOND IF
                                               INTEREST RATES:
                                  ---------------------------------------------
                                       INCREASE*           DECREASE**
                                  ---------------------------------------------
YEARS TO       BOND
MATURITY     MATURITY     COUPON       1%       2%        1%         2%
-------------------------------------------------------------------------------
  1           2001         3.95%     $990     $981     $1,010     $1,020
-------------------------------------------------------------------------------
  5           2005         4.15%     $956     $915     $1,046     $1,094
-------------------------------------------------------------------------------
  10          2010         4.37%     $923     $854     $1,084     $1,177
-------------------------------------------------------------------------------
  20          2020         5.05%     $885     $787     $1,136     $1,298
-------------------------------------------------------------------------------
  30          2030         5.16%     $864     $755     $1,170     $1,386
-------------------------------------------------------------------------------



          Source: Municipal Market Data (a division of Thomson Financial Municipal Group): "Aaa" yield curve as of 12/31/00


          * Assumes no effect from market discount calculation.
          ** Assumes bonds are non-callable.


          In addition, the table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.


          Inverse Floating Rate Municipal Obligations. The inverse floating rate municipal obligations in which the Fund may invest are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
          (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.



          Private Activity Bonds. The issuers of private activity bonds in which a particular Series may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Series' value. The Series' private activity bond holdings also may pay interest subject to the alternative minimum tax. See the "Tax Consequences" section for more details.


          Lease Obligations. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.


          Bond Insurance Risk. Many of the municipal obligations that each Series invests in will be covered by insurance at the time of issuance or at a later date. Such insurance covers the remaining term of the security. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded.

[GRAPHIC OMITTED]


      FUND MANAGEMENT
----------------------------
      The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, New York 10048.


[sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, had approximately $150 billion in assets under management as of January 31, 2001.
[end sidebar]

      Each Series' portfolio is managed within the Investment Manager's Tax-Exempt Fixed-Income Group. James F. Willison, a Managing Director of the Investment Manager has been the primary portfolio manager of each Series since inception and has been a portfolio manager with the Investment Manager for over five years.


      Each Series pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Series, and for Series expenses assumed by the Investment Manager. The fee is based on each Series' average daily net assets. For the fiscal year ended November 30, 2000, each Series accrued total compensation to the Investment Manager amounting to 0.35% of the Series' average daily net assets.

SHAREHOLDER INFORMATION


[GRAPHIC OMITTED]


          PRICING SERIES SHARES
---------------------------------
          The price of Series shares (excluding sales charges), called "net asset value," is based on the value of a Series' portfolio securities.



          The net asset value per share of each Series is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.



          The value of the Fund's portfolio securities (except for short-term taxable debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its evaluations in determining what it believes is the fair value of the portfolio securities. The Fund's Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities.


          Short-term debt portfolio securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.




[GRAPHIC OMITTED]


      HOW TO BUY SHARES
------------------------------
      You may open a new account to buy Series shares or buy additional Series shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Series. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

[sidebar]
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (877) 937-MSDW (toll-free) for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at:
www.msdwadvice.com/funds
[end sidebar]


      When you buy Series shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Series shares.

[sidebar]
EASYINVEST(Service Mark)
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[end sidebar]

MINIMUM INVESTMENT AMOUNTS
-------------------------------------------------------------
                                   MINIMUM INVESTMENT
-------------------------------------------------------------
INVESTMENT OPTIONS               INITIAL       ADDITIONAL
-------------------------------------------------------------
  Regular accounts:              $ 1,000        $  100
-------------------------------------------------------------
  EasyInvest(Service Mark)
  (Automatically from your
  checking or savings account
  or Money Market Fund)          $   100*       $  100*
-------------------------------------------------------------

*     Provided your schedule of investments totals $1,000 in twelve months.







          There is no minimum investment amount if you purchase Series shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, (3) certain investment programs approved by the Fund's distributor that do not charge an asset-based fee, or (4) employer-sponsored employee benefit plan accounts.



          Subsequent Investments Sent Directly to the Fund. In addition to buying additional Series shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to a Series. To buy additional shares in this manner:

           o Write a "letter of instruction" to the Series specifying the name(s) on the account, the account number, the social security or tax identification number, and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

           o Make out a check for the total amount payable to: Morgan Stanley Dean Witter Multi-State Municipal Series Trust (name of Series).

           o Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.


          Sales Charges. Shares of each Series are sold at net asset value plus an initial sales charge of up to 4.0%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. A Series' shares are also subject to a distribution (12b-1) fee of up to 0.15% of the average daily net assets of the Series.

          The offering price of Series shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:


                                                  FRONT-END SALES CHARGE
                                      -----------------------------------------------
                                           PERCENTAGE OF       APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION           PUBLIC OFFERING PRICE     OF AMOUNT INVESTED
-------------------------------------------------------------------------------------
  Less than $25,000                             4.00%                   4.17%
-------------------------------------------------------------------------------------
  $25,000 but less than $50,000                 3.50%                   3.63%
-------------------------------------------------------------------------------------
  $50,000 but less than $100,000                3.25%                   3.36%
-------------------------------------------------------------------------------------
  $100,000 but less than $250,000               2.75%                   2.83%
-------------------------------------------------------------------------------------
  $250,000 but less than $500,000               2.50%                   2.56%
-------------------------------------------------------------------------------------
  $500,000 but less than $1 million             1.75%                   1.78%
-------------------------------------------------------------------------------------
  $1 million and over                           0.50%                   0.50%
-------------------------------------------------------------------------------------

FRONT-END SALES CHARGE OR FSC
An initial sales charge you pay when purchasing a Series' shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of the Series' shares you purchase. We offer three ways to reduce your sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.

          The reduced sales charge schedule is applicable to purchases of Series shares in a single transaction by:

           o A single account (including an individual, trust or fiduciary account).

           o Family member accounts (limited to husband, wife and children under the age of 21).

           o Pension, profit sharing or other employee benefit plans of companies and their affiliates.

           o  Tax-Exempt Organizations.

           o Groups organized for a purpose other than to buy mutual fund shares.


          Combined Purchase Privilege. You also will have the benefit of reduced sales charges by combining purchases of shares of a Series in a single transaction with purchases of another Series Class A shares of Multi-Class Funds and shares of other FSC Funds.



          Right of Accumulation. You also may benefit from a reduction of sales charges if the cumulative net asset value of shares of a Series purchased in a single transaction, together with shares of another Series or other funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more.


          You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (1) notification is not furnished at the time of the order; or (2) a review of the records of Dean Witter Reynolds or other authorized dealer of Series shares or the Series' transfer agent does not confirm your represented holdings.


          Letter of Intent. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of shares of any Series or shares of Multi-Class Funds or shares of other FSC Funds within a thirteen-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent, and (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a Letter of Intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid.


          Sales Charge Waivers. Your purchase of Series shares is not subject to a sales charge if your account qualifies under one of the following categories:

           o Current or retired Directors or Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.


           o Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.



          PLAN OF DISTRIBUTION (RULE 12b-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows a Series to pay distribution fees of 0.15% for the distribution of these shares. It also allows a Series to pay for services to shareholders. Because these fees are paid out of a Series' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

          We reserve the right to reject any order for the purchase of Series shares.

[GRAPHIC OMITTED]


          HOW TO EXCHANGE SHARES
------------------------------------

          Permissible Fund Exchanges. You may exchange shares of a Series for shares of any other Series, for shares of another FSC Fund (funds subject to a front-end sales charge), for Class A shares of any continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this Prospectus for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or FSC Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that fund's prospectus for its designation.



          Exchanges may be made after shares of a Series acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objectives, policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.


          Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to a Series' transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative, or by calling
          (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.



          An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, a Series' shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.



          The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.


          Telephone Exchanges. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.


          Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.


          Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.



          Tax Considerations of Exchanges. If you exchange shares of a Series for shares of another Series or another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of a Series is considered a sale of Series shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.



          You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.



          Limitations on Exchanges. Certain patterns of exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Dean Witter Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.



          For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call
          (800) 869-NEWS.

[GRAPHIC OMITTED]


          HOW TO SELL SHARES
-------------------------------
          You can sell some or all of your Series shares at any time. Your shares will be sold at the next price calculated after we receive your order in proper form to sell as described below.


OPTIONS               PROCEDURES
--------------------- ------------------------------------------------------------------------------------------------
  Contact Your        To sell your shares, simply call your Morgan Stanley Dean Witter Financial Advisor or other
  Financial Advisor   authorized financial representative.
[GRAPHIC OMITTED]     ------------------------------------------------------------------------------------------------
                      Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
----------------------------------------------------------------------------------------------------------------------
  By Letter           You can also sell your shares by writing a "letter of instruction" that includes:
[GRAPHIC OMITTED]     o  your account number;
                      o  the name of the Fund and Series;
                      o  the dollar amount or the number of shares you wish to sell; and
                      o  the signature of each owner as it appears on the account.
                      ------------------------------------------------------------------------------------------------
                      If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can generally obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean Witter Trust FSB.
                      (You should contact Morgan Stanley Dean Witter Trust FSB at (800) 869-NEWS for a
                      determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                      ------------------------------------------------------------------------------------------------
                      Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey City, NJ
                      07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                      ------------------------------------------------------------------------------------------------
                      A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
                      ------------------------------------------------------------------------------------------------
  Systematic          If your investment in all of the Morgan Stanley Dean Witter Family of Funds has a total
  Withdrawal Plan     market value of at least $10,000, you may elect to withdraw amounts of $25 or more, or in
[GRAPHIC OMITTED]     any whole percentage of a fund's (or Series') balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund (or Series) with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                      ------------------------------------------------------------------------------------------------
                      To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Dean Witter
                      Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund
                      "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
----------------------------------------------------------------------------------------------------------------------


          Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

          Payment may be postponed or the right to sell your shares suspended, however, under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.


          Reinstatement Privilege. If you sell Series shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Series shares at their net asset value.


          Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvestSM, if after 12 months the shareholder has invested less than $1,000 in the account.


          However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.



          Margin Accounts. If you have pledged your Fund Series shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.




[GRAPHIC OMITTED]


       DISTRIBUTIONS

-----------------------  Each Series passes substantially all of its earnings from income and capital gains along to its investors as "distributions." A Series earns interest from fixed-income investments. These amounts are passed along to Series shareholders as "income dividend distributions." A Series realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."



[sidebar]
TARGETED DIVIDENDS(Service Mark)
You may select to have your Series distributions automatically invested in another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[end sidebar]

                         Normally, income dividends are declared on each day the New York Stock Exchange is open for business, and are distributed to shareholders monthly. Capital gains, if any, are usually distributed in June and December. Each Series, however, may retain and reinvest any long-term capital gains. Each Series may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.



          Distributions are reinvested automatically in additional shares of a Series and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, processing of your dividend checks begins immediately following the monthly payment date, and the Fund will mail a monthly dividend check to you normally during the first seven days of the following month. However, if you purchase Fund shares through a Financial Advisor within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.





[GRAPHIC OMITTED]


          TAX CONSEQUENCES
----------------------------
          As with any investment, you should consider how your Fund's investment in any particular Fund Series will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Series.


          You need to be aware of the possible tax consequences when:

          o  A Series makes distributions; and

          o You sell Series shares, including an exchange to another Morgan Stanley Dean Witter Fund or Series.



          Taxes on Distributions. Your income dividend distributions are normally exempt from federal and the designated state's personal income taxes -- to the extent they are derived from that state's municipal obligations or obligations of governments of Puerto Rico, the Virgin Islands or Guam. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. (Florida, however, does not impose income tax on individuals but the Florida state intangibles tax may be imposed on municipal obligations of other states and their municipalities and other political subdivisions.)



          Income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities, the proceeds of which are used to finance private, for-profit organizations, are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income. Many states also impose an alternative minimum tax that is based on the federal alternative minimum taxable income and certain other items.


          If you borrow money to purchase shares of any Series, the interest on the borrowed money is generally not deductible for personal income tax purposes.

          Each Series may derive gains in part from municipal obligations the Series purchased below their principal or face values. All, or a portion, of these gains may be taxable to you as ordinary income rather than capital gains.



          If a Series makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Series shares. (New Jersey Series capital gain distributions, however, are exempt from New Jersey state income tax.) Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Series. (Pennsylvania, however, does not distinguish between short-term and long-term capital gains.)



          Pennsylvania Series Only. Shares in the Pennsylvania Series may be subject to an "intangible personal property" tax. A Pennsylvania State statute purports to authorize most counties to impose this tax, and some counties may levy the tax even though it is under constitutional challenge in the courts. While the Pennsylvania Series will invest predominately in securities that would not be subject to the tax, the remaining fraction of the Pennsylvania Series' investments would be subject to the intangible personal property tax.



          Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


          Taxes on Sales. Your sale of Series shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. (Gains from the sale of New Jersey Series shares, however, are exempt from New Jersey income tax.) A sale also may be subject to local income tax. Your exchange of Series shares for shares of another Morgan Stanley Dean Witter Fund or Series is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.


          When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Series' financial performance for the periods indicated. Certain information reflects financial results for a single Series share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in a Series (assuming reinvestment of all dividends and distributions).


The information for the fiscal year ended November 30, 2000 has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request. The financial highlights for prior fiscal periods have been audited by other independent accountants.





ARIZONA SERIES
YEAR ENDED NOVEMBER 30                         2000             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $ 9.90          $ 10.81          $ 10.64          $ 10.59          $ 10.65
------------------------------------------------------------------------------------------------------------------------
  Net investment income                        0.49             0.49             0.51             0.53             0.54
  Net realized and unrealized gain (loss)      0.22            (0.75)            0.17             0.05            (0.06)
                                             -------          -------          -------          -------          -------
 Total from investment operations              0.71            (0.26)            0.68             0.58             0.48
------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                   (0.49)           (0.49)           (0.51)           (0.53)           (0.54)
  Distributions to shareholders                --              (0.16)            --               --               --
                                             -------          -------          -------          -------          -------
 Total dividends and distributions            (0.49)           (0.65)           (0.51)           (0.53)           (0.54)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 10.12          $  9.90          $ 10.81          $ 10.64          $ 10.59
------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                 7.42%           (2.53)%           6.56%            5.64%            4.63%
 Net assets, end of period (000's)           $32,329          $36,867          $41,655          $41,891          $46,248
------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                      0.67%(1)         0.66%(1)         0.65%(1)         0.66%(1)         0.65%(1)
------------------------------------------------------------------------------------------------------------------------
 Net investment income                         4.93%            4.72%            4.77%            5.04%            5.12%
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        10%              13%              30%               2%               9%



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.

FLORIDA SERIES
-------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                         2000             1999             1998           1997          1996
-------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $ 10.10          $ 11.25          $ 10.97           $ 10.86    $ 10.88
-------------------------------------------------------------------------------------------------------------------
  Net investment income                        0.50             0.50             0.52              0.54       0.55
  Net realized and unrealized gain (loss)      0.25            (0.78)            0.28              0.11      (0.02)
                                             -------          -------          -------           -------    -------
 Total from investment operations              0.75            (0.28)            0.80              0.65       0.53
-------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                   (0.50)           (0.50)           (0.52)            (0.54)     (0.55)
  Distributions to shareholders                 --             (0.37)            --                  --       --
                                             -------          -------          -------           -------    -------
 Total dividends and distributions            (0.50)           (0.87)           (0.52)            (0.54)     (0.55)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 10.35          $ 10.10          $ 11.25           $ 10.97    $ 10.86
-------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                 7.70%           (2.70)%           7.58%             6.10%      5.03%
 Net assets, end of period (000's)           $47,951          $53,555          $61,262           $65,088    $70,542
-------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                      0.63%(1)         0.64%(1)         0.62%(1)          0.62%      0.62%(1)
 Net investment income                         4.95%            4.69%            4.69%             5.02%      5.13%
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         4%              13%              26%                 7%       25%



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.

NEW JERSEY SERIES
---------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                         2000           1999           1998              1997       1996
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $ 10.22          $ 11.15      $ 10.88           $ 10.70    $ 10.73
---------------------------------------------------------------------------------------------------------------
  Net investment income                        0.50             0.51         0.53              0.53       0.55
  Net realized and unrealized gain (loss)      0.22            (0.77)        0.27              0.18      (0.03)
                                             -------          -------      -------           -------    -------
 Total from investment operations              0.72            (0.26)        0.80              0.71       0.52
---------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                   (0.50)           (0.51)       (0.53)            (0.53)     (0.55)
  Distributions to shareholders                 --             (0.16)        --                  --       --
                                             -------          -------      -------           -------    -------
 Total dividends and distributions            (0.50)           (0.67)       (0.53)            (0.53)     (0.55)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 10.44          $ 10.22      $ 11.15           $ 10.88    $ 10.70
---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                 7.32%           (2.44)%       7.49%             6.99%      4.93%
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's)           $36,306          $38,566      $41,803           $41,520    $44,829
---------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------
 Expenses                                      0.69%(1)         0.69%        0.67%(1)          0.66%      0.66%(1)
---------------------------------------------------------------------------------------------------------------
 Net investment income                         4.90%            4.73%        4.77%             5.02%      5.23%
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        20%               10%         21%                14%        5%
---------------------------------------------------------------------------------------------------------------



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.

PENNSYLVANIA SERIES
------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                         2000             1999             1998               1997          1996
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $ 10.19          $ 11.15          $ 10.97           $ 10.85        $ 10.85
-----------------------------------------------------------------------------------------------------------------------
  Net investment income                        0.52             0.52             0.53              0.54            0.55
  Net realized and unrealized gain (loss)      0.27            (0.84)            0.18              0.14              --
                                             -------          -------          -------           -------         ------
 Total from investment operations              0.79            (0.32)            0.71              0.68            0.55
-----------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                   (0.52)           (0.52)           (0.53)            (0.54)          (0.55)
  Distributions to shareholders                 --             (0.12)            --               (0.02)      --
                                             -------          -------          -------           -------    -------
 Total dividends and distributions            (0.52)           (0.64)           (0.53)            (0.56)          (0.55)
------------------------------------------------------------------------------------------------------------------------
 Net asset, value, end of period             $ 10.46          $ 10.19          $ 11.15           $ 10.97         $ 10.85
------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                 8.03%           (3.02)%           6.60%             6.53%            5.27%
------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)            $52,041          $49,059          $53,808           $44,056         $47,055
------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------------------
 Expenses                                      0.64%(1)         0.64%(1)         0.64%(1)          0.66%            0.65%(1)
------------------------------------------------------------------------------------------------------------------------
 Net investment income                         5.07%            4.83%            4.75%             5.01%            5.17%
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         6%               6%              26%                 8%            -- %
------------------------------------------------------------------------------------------------------------------------



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.

NOTES



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36

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS
                          The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!


------------------------------------------------------------------------------------------------
 GROWTH FUNDS     Aggressive Equity Fund           THEME FUNDS
                  All Star Growth Fund             Financial Services Trust
                  American Opportunities Fund      Health Sciences Trust
                  Capital Growth Securities        Information Fund
                  Developing Growth Securities     Natural Resource Development Securities
                  Growth Fund                      Technology Fund
                  Market Leader Trust
                  Mid-Cap Equity Trust             GLOBAL/INTERNATIONAL FUNDS
                  New Discoveries Fund             Competitive Edge Fund - "Best Ideas" Portfolio
                  Next Generation Trust            European Growth Fund
                  Small Cap Growth Fund            Fund of Funds - International Portfolio
                  Special Value Fund               International Fund
                  Next Generation Trust            International SmallCap Fund
                  Tax-Managed Growth Fund          Japan Fund
                  21st Century Trend Fund          Latin American Growth Fund
                                                   Pacific Growth Fund
-------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUNDS     GROWTH & INCOME FUNDS                 Strategist Fund
                           Balanced Growth Fund                  Total Market Index Fund
                           Balanced Income Fund                  Total Return Trust
                           Convertible Securities Trust          Value Fund
                           Dividend Growth Securities            Value-Added Market Series/Equity Portfolio
                           Equity Fund
                           Fund of Funds - Domestic Portfolio    THEME FUNDS
                           Income Builder Fund                   Real Estate Fund
                           Mid-Cap Dividend Growth Securities    Utilities Fund
                           S&P 500 Index Fund
                           S&P 500 Select Fund                   GLOBAL FUNDS
                                                                 Global Dividend Growth Securities
                                                                 Global Utilities Fund
-------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------
 INCOME FUNDS     GOVERNMENT INCOME FUNDS             GLOBAL INCOME FUNDS
                  Federal Securities Trust            North American Government Income Trust
                  Short-Term U.S. Treasury Trust      World Wide Income Trust
                  U.S. Government Securities Trust
                                                      TAX-FREE INCOME FUNDS
                  DIVERSIFIED INCOME FUNDS            California Tax-Free Income Fund
                  Diversified Income Trust            Hawaii Municipal Trust(FSC)
                                                      Limited Term Municipal Trust(NL)
                  CORPORATE INCOME FUNDS              Multi-State Municipal Series Trust(FSC)
                  High Yield Securities               New York Tax-Free Income Fund
                  Intermediate Income Securities      Tax-Exempt Securities Trust
                  Short-Term Bond Fund(NL)
----------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------
 MONEY MARKET FUNDS     TAXABLE MONEY MARKET FUNDS                 TAX-FREE MONEY MARKET FUNDS
                        Liquid Asset Fund(MM)                      California Tax-Free Daily Income Trust(MM)
                        U.S. Government Money Market Trust(MM)     New York Municipal Money Market Trust(MM)
                                                                   Tax-Free Daily Income Trust(MM)
----------------------------------------------------------------------------------------------------------------

 NEW FUNDS
----------------------------------------------------------------------------------------------------------------

There may be funds created after this Prospectus was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.


Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

PROSPECTUS - FEBRUARY 28, 2001

Additional information about each Series' investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Series' performance during the Fund's last fiscal year. The Fund's Statement of Additional Information also provides additional information about each Series, including investment and risk information concerning municipal obligations of each relevant state. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS


You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                            WWW.MSDWADVICE.COM FUNDS

Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about a Series are available on the EDGAR Database on the SEC's Internet site at (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

  TICKER SYMBOLS:

  Arizona                  DWAZX
----------------------------------------
  Florida                  DWFLX
----------------------------------------
  New Jersey               DWNJX
----------------------------------------
  Pennsylvania             DWPAX
----------------------------------------

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-6208)

Morgan Stanley Dean Witter




                                                          MULTI-STATE MUNICIPAL
                                                                   SERIES TRUST
                                                    Consisting of four separate
                                                                fund portfolios:

                                                                 Arizona Series

                                                                 Florida Series

                                                              New Jersey Series

                                                            Pennsylvania Series



                                                 EACH SERIES SEEKS TO PROVIDE A
                                                   HIGH LEVEL OF CURRENT INCOME
                                                   EXEMPT FROM BOTH FEDERAL AND
                                                  DESIGNATED STATE INCOME TAXES
                                                   CONSISTENT WITH PRESERVATION
                                                                     OF CAPITAL

STATEMENT OF ADDITIONAL INFORMATION   MORGAN STANLEY DEAN WITTE
                                      MULTI-STATE MUNICIPAL
                                      SERIES TRUST
FEBRUARY 28, 2001


--------------------------------------------------------------------------------

     This Statement of Additional Information is not a Prospectus. The Prospectus (dated February 28, 2001) for the Morgan Stanley Dean Witter Multi-State Municipal Series Trust may be obtained without charge from the Trust at its address or telephone numbers listed below or from Dean Witter Reynolds at any of its branch offices. The Trust consists of 4 separate fund portfolios referred to as Series: the Arizona Series, the Florida Series, the New Jersey Series and the Pennsylvania Series.




Morgan Stanley Dean Witter Multi-State Municipal Series Trust
Two World Trade Center
New York, NY 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------



I.    Fund History ....................................................  4
II.   Description of the Fund and the Investments and Risks of the
       Series..........................................................  4
           A. Classification ..........................................  4
           B. Investment Strategies and Risks .........................  4
           C. Fund Policies/Investment Restrictions ................... 20
III.  Management of the Fund .......................................... 21
           A. Board of Trustees ....................................... 21
           B. Management Information .................................. 21
           C. Compensation ............................................ 26
IV.   Control Persons and Principal Holders of Securities ............. 28
V.    Investment Management and Other Services ........................ 28
           A. Investment Manager ...................................... 28
           B. Principal Underwriter ................................... 29
           C. Services Provided by the Investment Manager ............. 29
           D. Dealer Reallowances ..................................... 30
           E. Rule 12b-1 Plan ......................................... 30
           F. Other Service Providers ................................. 31
           G. Codes of Ethics ......................................... 32
VI.   Brokerage Allocation and Other Practices ........................ 32
           A. Brokerage Transactions .................................. 32
           B. Commissions ............................................. 32
           C. Brokerage Selection ..................................... 33
           D. Directed Brokerage ...................................... 34
           E. Regular Broker-Dealers .................................. 34
VII.  Capital Stock and Other Securities .............................. 34
VIII. Purchase, Redemption and Pricing of Shares ...................... 35
           A. Purchase/Redemption of Shares ........................... 35
           B. Offering Price .......................................... 35
IX.   Taxation of the Fund and Shareholders ........................... 36
X.    Underwriters .................................................... 40
XI.   Calculation of Performance Data ................................. 40
XII.  Financial Statements ............................................ 43
XIII. Appendix-Ratings of Investments ................................. 71

                       GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).


     "Custodian" -- The Bank of New York is the Custodian of the Fund's assets.


     "Dean Witter Reynolds" - Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.


     "Distributor" -- Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.


     "Financial Advisors" -- Morgan Stanley Dean Witter authorized financial services representatives.



     "Fund" -- Morgan Stanley Dean Witter Multi-State Municipal Series Trust, a registered open-end investment company.



     "Independent Trustees" -- Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.



     "Investment Manager" -- Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.



     "Morgan Stanley & Co." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.


     "Morgan Stanley Dean Witter Funds" -- Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.


     "MSDW" -- Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.


     "MSDW Services Company" -- Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.



     "Series" -- Each of the following four separate portfolios of the Fund: the Arizona Series, the Florida Series, the New Jersey Series and the Pennsylvania Series.



     "Transfer Agent" -- Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.


     "Trustees" -- The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------
     The Fund was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on October 29, 1990, with the name Dean Witter Multi-State Municipal Series Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Multi-State Municipal Series Trust.


II. DESCRIPTION OF THE FUND AND THE INVESTMENTS AND RISKS OF THE SERIES
--------------------------------------------------------------------------------
A. CLASSIFICATION



     The Fund is an open-end, non-diversified management investment company. The Fund consists of 4 separate fund portfolios referred to as "Series:" the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series. The investment objective of each Series is to provide a high a level of current income exempt from both federal and the designated state income tax, consistent with the preservation of capital.

     The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Fund's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree. The Fund's investments, however, are currently diversified and may remain diversified in the future.


B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Series' investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information," and "Additional Risk Information."

     TAXABLE SECURITIES. Each Series may invest up to 20% of its total assets in taxable money market instruments, tax-exempt securities of other states and municipalities and futures and options. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment of proceeds of the sale of each Series' shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those tax-exempt securities of other states which satisfy the standards established for the tax-exempt securities of a Series may be purchased by that Series.

     The types of taxable money market instruments in which each Series may invest are limited to the following short-term fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

     VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each Series may invest in Municipal Bonds and Municipal Notes ("Municipal Obligations") of the type called variable rate. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby a Series may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. The principal benefit to a Series of purchasing obligations with a demand feature is that liquidity, and the ability of the Series to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL REVENUE BONDS. Each Series may invest in industrial development and pollution control bonds (two kinds of tax-exempt Municipal Bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

     LENDING OF PORTFOLIO SECURITIES. Each Series may lend portfolio securities to brokers, dealers and financial institutions provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Series and is maintained each business day in a segregated account pursuant to applicable regulations. The collateral value of the loaned securities will be marked-to-market daily. While such securities are on loan, the borrower will pay the Series any income accruing thereon, and the Series may invest the cash collateral in portfolio securities, thereby earning additional income. Each Series will not lend more than 25% of the value of the total assets of any Series. Loans will be subject to termination by a Series in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Series and its shareholders. A Series may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. The creditworthiness of firms to which a Series lends its portfolio securities will be monitored on an ongoing basis.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES. Each Series may invest in financial futures contracts ("futures contracts") and related options thereon. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes. A futures contract sale creates an obligation by a Series, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. A futures contract purchase would create an obligation by the Series, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until on or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was effected.

     Although the terms of futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out of a futures contract is usually effected by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by a Series entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument at the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Series is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Series pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Series entering into a futures contract sale. If the offsetting sale price exceeds the purchase price the Series realizes a gain, and if the offsetting sale price is less than the purchase price the Series realizes a loss.

     Unlike a futures contract, which requires the parties to buy and sell a security on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract (a long position in the case of a call option and a short position in the case of a put option). If the holder decides not to enter into the contract, the premium paid for the contract is lost. Since the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract, as discussed below for futures contracts. The value of the option changes is reflected in the net asset value of the particular Series holding the options.

     Each Series is required to maintain margin deposits with brokerage firms through which it effects futures contracts and options thereon. The initial margin requirements vary according to the type of the underlying security. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. A Series may be required to make additional margin payments during the term of the contract.

     Currently, futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with maturities between
6 1/2 and 10 years, Certificates of the Government National Mortgage Association, Bank Certificates of Deposit and on a municipal bond index. Each Series may invest in interest rate futures contracts covering these types of financial instruments as well as in new types of contracts that become available in the future.

     Financial futures contracts are traded in an auction environment on the floors of several Exchanges-principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each Exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the Exchange membership which is also responsible for handling daily accounting of deposits or withdrawals of margin. A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may correlate imperfectly with the behavior of the cash prices of each Series portfolio securities. The correlation may be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. This would reduce the value of futures contracts for hedging purposes over a short time period. The correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations.

     Another risk is that a Series' Investment Manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if a Series sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, that Series would lose money on the sale. Put and call options on financial futures have characteristics similar to Exchange traded options.

     In addition to the risks associated in investing in options on securities, there are particular risks associated with investing in options on futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop.

     A Series may not enter into futures contracts or related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for option premiums exceeds 5% of the value of that Series' total assets. In instances involving the purchase of futures contracts by a Series, an amount equal to the market value of the futures contract will be deposited in a segregated account of cash and cash equivalents or other liquid portfolio securities to collateralize the position and thereby ensure that the use of such futures is unleveraged. A Series may not purchase or sell futures contracts or related options if, immediately thereafter, more than one-third of the net assets of that Series would be hedged.

     Municipal Bond Index Futures. Each Series may utilize municipal bond index futures contracts for hedging purposes. The strategies in employing such contracts will be similar to that discussed above with respect to financial futures and options thereon. A municipal bond index is a method of reflecting in a single number the market value of many different municipal bonds and is designed to be representative of the municipal bond market generally. The index fluctuates in response to changes in the market values of the bonds included within the index. Unlike futures contracts on particular financial instruments, transactions in futures on a municipal bond index will be settled in cash, if held until the close of trading in the contract. However, like any other futures contract, a position in the contract may be closed out by a purchase or sale of an offsetting contract for the same delivery month prior to expiration of the contract.

     Options. Each Series may purchase or sell (write) options on debt securities as a means of achieving additional return or hedging the value of a Series' portfolio. A Series will only buy options listed on national securities exchanges. A Series will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Series total assets.

     Presently there are no options on tax-exempt securities traded on national securities exchanges. Each Series will not invest in options on debt securities in the coming year or until such time as they become available on national securities exchanges.

     A call option is a contract that gives the holder of the option the right to buy from the writer of the call option, in return for a premium, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period. A put option is a contract that gives the holder of the option the right to sell to the writer, in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

     A Series will only write covered call or covered put options listed on national exchanges. A Series may not write covered options in an amount exceeding 20% of the value of the total assets of that Series. A call option is "covered" if a Series owns the underlying security covered by the call or has an absolute and immediate right to acquire that security or futures contract without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Series holds a call on the same security or futures contract as the call written, where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by a Series in cash, Treasury bills or other liquid portfolio securities in a segregated account with its custodian. A put option is "covered" if a Series maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If a Series has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Series has been assigned an exercise notice, the Series will be unable to effect a closing purchase transaction. Similarly, if the Series is the holder of an option, it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction on behalf of a Series can be effected when the Series so desires.

     A Series will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Series will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the purchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. If a put option written by a Series is exercised, the Series may incur a loss equal to the difference between the exercise price of the option and the sum of the sale price of the underlying security plus the premiums received from the sale of the option. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

     An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Series will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event, it might not be possible to effect closing transactions in particular options, so that the Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options. If a Series as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     REPURCHASE AGREEMENTS. Each Series may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Series in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations. These agreements, which may be viewed as a type of secured lending by the Series, typically involve the acquisition by a Series of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Series sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Series will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by a Series to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.


     While repurchase agreements involve certain risks not associated with direct investments in debt securities, each Series follows procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Series will seek to liquidate such collateral. However, the exercising of the Series' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Series could suffer a loss. It is the current policy of each Series not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid asset held by that Series, amount to more than 10% of the total assets of that Series.


     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Series may purchase tax-exempt securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Series will only purchase securities on a when-issued, delayed delivery with the intention of acquiring the securities, the Series may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.


     At the time a Series makes the commitment to purchase or sell securities on a when-issued, delayed delivery, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Series' assets committed to the purchase of securities on a when-issued, delayed delivery may increase the volatility of its net asset value. Each Series will also establish a segregated account with its custodian bank in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.


     THE ARIZONA SERIES - SPECIAL INVESTMENT CONSIDERATIONS. The Arizona Series will invest principally in securities of political subdivisions and other issuers of the State of Arizona the interest on which is exempt from federal and Arizona income taxes. As a result, the ability of such Arizona issuers to meet their obligations with respect to such securities generally will be influenced by the political, economic and regulatory developments affecting the state of Arizona and the particular revenue streams supporting such issuers' obligations. If any of such political subdivisions are unable to meet their financial obligations, the income derived by the Arizona Series, the ability to preserve or realize appreciation of the Arizona Series' capital, and the liquidity of the Arizona Series could be adversely affected. The following summary respecting the State of Arizona is only general in nature and does not purport to be a description of the investment considerations and factors which may have an effect on the obligations of a particular issuer in which the Arizona Series may invest.

     Arizona's economy continues on a path of strong growth, although economists at Arizona State University expect the growth rate to slow somewhat in 2001. Nonetheless, the state's economy remains positive, without any signs of serious imbalances. Arizona's economy continues to be among the fastest growing in the country. Arizona ranked first among the states in growth in real gross state product, which is the most comprehensive measure of economic strength according to economists at Arizona State University. According to the United States Department of Commerce Bureau of Economic Analysis, based on figures from 1992 through 1998, real gross state product in Arizona grew 7.5 percent compared to
3.9 percent nationally.

     According to U.S. Census Bureau estimates, Arizona's population expanded three times as fast as that of the nation between 1990 and 1999. During 2000, Arizona's population was estimated at approximately 4.96 million. Arizona is the second fastest growing state in the nation, with a projected population of 6.1 million by 2010 according to the Arizona Department of Economic Security. This growth in population will require corresponding increases in revenue of Arizona issuers to meet increased demands for infrastructure development and various services, and the performance of Arizona's economy will be critical to providing such increased revenue.

     Arizona's principal economic sectors include services, wholesale and retail trade, and manufacturing. The single largest economic sector is services consisting of nearly one-third of Arizona's jobs. The services sector has experienced above average growth rates in employment and earnings between 1991 and 1999. Manufacturing accounted for approximately 10.5 percent of the state's employment in 1998. The high-technology industries make up more than half of the manufacturing sector. As a result of the fast population and business growth, the construction sector has been very important to the Arizona economy, although modest slowing in homebuilding is expected by economists at the University of Arizona during 2001.

     During most of 2000, Arizona led the nation for job creation. The state has held a steady position among the top five states in employment growth since 1993. According to economists at the University of Arizona, the 3.6 percent increase in non-agricultural jobs projected for 2001 is likely to keep Arizona among the nation's leading growth states during the next year. Additionally, Arizona personal income is expected to gain 8.1 percent in 2000 and 7.2 percent in 2001. Unemployment rates, however, remain generally comparable to the national average in recent years despite the growth in Arizona's economy and increase in job creation. Preliminary reports indicate that the average unemployment rate in 2000 for Arizona was 3.8 percent compared with 4.0 percent for the nation.


     Arizona is required by law to maintain a balanced budget. To achieve this objective, Arizona has, in the past, utilized a combination of spending reductions and tax increases. The condition of the national economy will continue to be a significant factor influencing Arizona's budget during the upcoming fiscal year.

     Arizona's constitution limits the amount of debt payable from general tax revenues that may be contracted by the State to $350,000. However, certain other issuers have the statutory power to issue obligations payable from other sources of revenue which affect the whole or large portions of the State. For example, the Transportation Board of the State of Arizona Department of Transportation may issue obligations for highways which are paid from revenues generated from, among other sources, gasoline taxes.

     Arizona's constitution also restricts debt payable from general tax revenue of certain other issuers of the State. Most importantly, no county, city, town, school district, or other municipal corporation of the State may for any purpose become indebted in any manner in an amount exceeding 6% of the taxable property in such county, city, town, school district, or other municipal corporation without the assent of a majority of the qualified electors thereof voting at an election provided by law to be held for that purpose; provided, however, that
(i) under no circumstances may any county or school district of the State become indebted in an amount exceeding 15% (or 30% in the case of a unified school district) of such taxable property and (ii) any incorporated city or town of the State with such assent may be allowed to become indebted in up to a 20% additional amount for (a) supplying such city or town with water, artificial light, or sewers when the works for supplying such water, light, or sewers are or shall be owned and controlled by the municipality and (b) the acquisition and development by such city or town of land or interests therein for open space preserves, parks, playgrounds and recreational facilities. Annual property tax levies for the payment of such debt, which pursuant to applicable statutes may only be issued for limited purposes, are unlimited as to rate or amount. Other obligations may be issued by counties, cities, towns, school districts and other municipal corporations, sometimes without an election. Such obligations are payable from, among other revenue sources, project revenue, special assessments, annual budget appropriations and excise, transaction privilege and use taxes.


     Irrigation, power, electrical, agricultural improvement, drainage, flood control and tax levying public improvement districts are exempt specifically from the above-noted restrictions of the constitution and may issue obligations for limited purposes, payable from a variety of revenue sources. For example, Salt River Project Agricultural & Improvement District, an agricultural improvement district that operates the Salt River Project (a federal reclamation project and an electric system which generates, purchases, and distributes electric power to residential, commercial, industrial, and agricultural power users in a 2,900 square-mile service area around Phoenix), may issue obligations payable from a number of sources.

     The State of Arizona does not issue general obligation debt. However, other debt issued by the State and its authorities, including lease debt, highway revenue bonds, anticipation notes and transportation excise revenue bonds are rated variously A1, Aa1, Aa2 and Aa3 by Moody's Investors Service, indicating a stable outlook.

     The foregoing discussion contains forward looking statements with respect to the outlook of the Arizona economy and the forecasts related thereto. There can be no assurance that the outlook or the forecasts for the Arizona economy will be realized. Factors that could cause actual results to differ from the forecasts include, among other things, unanticipated political, economic or regulatory changes arising at the state or national level, natural disasters, and other factors outside the issuer's control or ability to predict.


     THE FLORIDA SERIES - SPECIAL INVESTMENT CONSIDERATIONS. The following information is provided only for general information purposes and is not intended to be a description or summary of the investment considerations and factors which may have an affect on the Florida Series or the obligations of the issuers in which the Florida Series may invest. Prospective investors must read the entire prospectus to obtain information essential to the making of an informed investment decision.


     The Florida Series invests primarily in municipal securities and obligations of counties, cities, school districts, special districts, and other government authorities and issuers of the State of Florida, the interest on which is excludable from gross income for federal income tax purposes. The Florida Series may also invest in tax-exempt, municipal securities and obligations that are issued by governmental entities for the benefit of certain private obligors. The repayment of such securities and obligations ultimately is the responsibility of the private obligor and the governmental issuer typically is not responsible for the repayment of such securities and obligations.

     The municipal securities market of Florida is very diverse and includes many different types of obligations that are issued by a number of different issuers and which are payable from a variety of revenue sources. The amount of many of such revenue sources is largely dependent on the overall economic condition of Florida and the particular local issuer. Certain of these revenue sources are also dependent on the relative populations of the specific issuers. Accordingly, the ability of Florida issuers or private obligors to meet their obligations with respect to such municipal securities is influenced by various political, legal, economic and regulatory factors affecting such issuers, the State of Florida and the repayment sources supporting municipal obligations. If any of such issuers or private obligors cannot satisfy their repayment obligations, for any reason, the income, value and liquidity of the Florida Series may be adversely affected.

     As of January 1, 2000, the State of Florida's general obligation debt maintained ratings of "AA+" from Standard & Poor's, "AA" from Fitch and "Aa2" from Moody's Investors Service. It should be noted, however, that the Florida Series is not required to invest in State of Florida general obligation debt and, accordingly, may or may not have any investments in State of Florida general obligation debt from time to time. Some issuers in which the Florida Series invests may have ratings lower than the State's ratings noted above while others may have higher ratings.

     Florida presently is the fourth largest state in the United States and continues to be one of the most rapidly growing states. Between 1990 and 2000, Florida's population increased by approximately 3.0 million people to 15,982,378, the third largest population increase for any state during the decade (California was first and Texas was second). During such period of time, Florida's total percentage growth in population was 23.5%, the seventh largest percentage increase among states.

     Florida's principal economic sectors include services and tourism, retail, light manufacturing, particularly in the electronic, chemical and transportation areas, finance and insurance, real estate, wholesale trade, transportation and communications, agriculture, government and the military. During the last few calendar years Florida's unemployment figures have approximated the national average. Florida's economy has strengthened over the last several years reflecting the relatively strong national economy. Most of Florida's economic sectors are expected to grow in the future and in light of Florida's geographic location and diverse population, it is anticipated that Florida will continue to benefit from the expanding world markets, especially Latin America.


     The State of Florida and its political subdivisions are each required by law to maintain balanced budgets. In order to satisfy this requirement, Florida government entities have utilized a combination of spending reductions and revenue enhancements. From time to time, tax and/or spending limitation initiatives are introduced by the Florida Legislature or are proposed by the citizens of the State in the form of amendments to the Florida Constitution. Two such amendments became effective during the 1990's and are generally described below.

     By voter referendum held in 1992, the Florida Constitution was amended by adding a subsection which, in effect, limits the annual increases in assessed just value of homestead property to the lesser of (1) three percent of the assessment for the prior year, or (2) the percentage change in the Consumer Price Index, as described and calculated in such amendment. The amendment further provides that (1) no assessment shall exceed just value, (2) after any change of ownership of homestead property or upon termination of homestead status, such property shall be reassessed at just value as of January 1 of the year following the year of sale or change of status, (3) new homestead property shall be assessed at just value as of January 1 of the year following the establishment of the homestead, and (4) changes, additions, reductions or improvements to homestead property shall initially be assessed as provided for by general law, and thereafter as provided in the amendment. Pursuant to a Florida Supreme Court ruling, the amendment became effective on January 1, 1995. Studies have been conducted analyzing the effect of this amendment on property values and tax collections in Florida since its effective date. Such studies conclude that while the assessed values of homestead property within the State have been lower due to the amendment, the impact on total property tax revenues for local governments within the State has been small due to growth in the total property tax base and the property tax revenues received with respect to non-homestead property. It is expected that the amendment's impact will be similar in future years.


     In the 1994 general election, Florida voters approved an amendment to the Florida Constitution which is commonly referred to as the "Limitation On State Revenues Amendment." This amendment provides that state revenues collected for any fiscal year shall be limited to state revenues allowed under the amendment for the prior fiscal year plus an adjustment for growth. Growth is defined as an amount equal to the average annual rate of growth in Florida personal income over the most recent twenty quarters times the state revenues allowed under the amendment for the prior fiscal year. State revenues collected for any fiscal year in excess of this limitation are required to be transferred to a budget stabilization fund until the fund reaches the maximum balance specified in the amendment to the Florida Constitution, and thereafter is required to be refunded to taxpayers as provided by general law. The limitation on state revenues imposed by the amendment may be increased by the Legislature, by a two-thirds vote in each house. This amendment took effect on January 1, 1995, and was first applicable to the State's fiscal year 1995-96. This amendment has had no impact for the state fiscal years following the effective date of the amendment, as State revenues were substantially below the constitutionally imposed limitation. It is projected that State revenues for the next few fiscal years also will not exceed the applicable revenue limitations. Estimates or projections beyond such period cannot be made with any certainty at this time.

     During the Florida Legislature's year 2000 regular session, certain legislation was adopted that effectively replaced the sources of funding for a variety of revenue streams which are provided by the State to Florida local governments with new funding sources. Most of the new funding sources are considered to be as secure or more secure than the sources of funding that they replaced. Moreover, the Florida Legislature in most instances expressed its intent that the legislation not diminish the amount of funds which are distributed to local governments. However, there is no guarantee that local governments will not experience any reduction in receipts as a result of the new legislation. Other legislation adopted in the 2000 regular session granted new tax breaks and exemptions to various industries and entities. While such tax breaks and exemptions are not considered to be significant, certain issuers within the State could be adversely affected.

     As a result of the recent Presidential election, it is widely anticipated that the Florida Legislature will adopt legislation during its year 2001 regular session requiring all of Florida's 67 counties to maintain state of the art voting machines and equipment. It has been reported that the costs related to these improvements could be very high. It is unknown at this time how the various counties within the State would fund such costs. It is possible that any such legislation could cause financial burdens for some of Florida's counties.

     THE NEW JERSEY SERIES - SPECIAL INVESTMENT CONSIDERATIONS. The portfolio of the New Jersey Series contains different issues of debt obligations issued by or on behalf of the State of New Jersey and counties, municipalities and other political subdivisions and other public authorities thereof or by the Government of Puerto Rico or the Government of Guam or by their respective authorities. Investment in the New Jersey Series should be made with an understanding that the value of the underlying Portfolio may decline with increases in interest rates.

     New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,098 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington, and which includes over one-fifth of the country's population. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. This central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices. A number of Fortune Magazine's top 500 companies maintain headquarters or major facilities in New Jersey, and many foreign-owned firms have located facilities in the State.

     The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. Since 1976, casino gambling in Atlantic City has been an important State tourist attraction.

     During 1999, a continuation of the national business expansion, a strong business climate in the State, and positive developments in neighboring metropolitan areas contributed to the State's economic expansion - the second strongest year for economic growth since 1988. Employment within the State increased by 1.7% in 1999, resulting in an increase of over 65,000 jobs. Job gains were primarily spread across the service producing industries with particularly strong growth in wholesale and retail trade (20,500) and business services (20,200). Computer software and personnel supply related companies accounted for the bulk of the job growth in the business services sub-sector, adding 15,000 jobs. During the past decade, New Jersey's job growth has been concentrated in five major "growth clusters": health, high technology, logistics, financial and entertainment. Combined, these five growth clusters added over 200,000 jobs during the ten years from 1988 to 1998, a 19% growth rate compared to a 4% growth rate for all other industries in the State. These growth clusters grew by 2.6% in 1999, over twice the rate of 1.2% for all other industries in New Jersey. With strong labor market conditions, New Jersey's personal income increased at a pace of 5.6% in 1999, just below the 5.8% national rate. The strong State economy also led to a 7.0% growth in retail sales. Low inflation, approximately 2%, continues to benefit New Jersey consumers and businesses, and low interest rates have increased spending on housing and other consumer durables. In 1999, home building was at its highest level since 1988. New Jersey's unemployment rate remained low in 1999 - close to the national average. Joblessness, in terms of both absolute level and its rate, has been falling steadily since its peak in 1992. The early trends in year 2000 indicate that the number of unemployed persons in New Jersey has dropped to its lowest level since mid-1989.

     The economic outlook for 2000/2001 is for continued growth, but at somewhat more moderate rates. Employment is expected to increase by approximately 58,000 jobs, reflecting a slowing national economy and shortages in skilled technical specialties that will constrain job growth. The outlook also indicates a slowing in State personal income growth from 6.2% in 2000 to 5.9% in 2001. A slower growing national economy and the national election year campaign make it increasingly unlikely that any changes in national economic or fiscal policy will be implemented that will impact the State's economy significantly in the forecast period. However, uncertainties in the international economy are likely to remain due to oil price and currency issues. Other areas of concern include the volatility in the stock market, possible significant shifts in consumer and investor confidence, unstable and potentially deflationary international economic conditions, and the prospect of leaner U.S. corporate profits. In addition, the restructuring of major industries will continue due to cost containment, globalization of competition, and deregulation concerns. Although the forecasts for 2000/2001 contain more risks than in the recent past, the basic fundamentals of the State's economic health remain favorable. The New Jersey outlook is based on expected national economic performance and on recent State strategic policy actions aimed at infrastructure improvements, effective education and training of the State's workforce, and maintaining a competitive business environment. Investments in each of these policy areas are critical to maintaining the long-term health of the State's economy.


     The New Jersey State Constitution prohibits the legislature from making appropriations in any fiscal year in excess of the total revenue on hand and anticipated. A debt or liability that exceeds 1% of total appropriations for the year is also prohibited, unless it is in connection with a refinancing to produce a debt service savings or it is approved at a general election. Such debt must be authorized by law and applied to a single specified object or work. These Constitutional provisions do not apply to debt incurred because of war, insurrection or emergencies caused by disaster.

     Pursuant to Article VIII, Section II, par. 2 of the New Jersey Constitution, no monies may be drawn from the State Treasury except for appropriations made by law. In addition, the monies for the support of State government and all State purposes, as far as can be ascertained, must be provided for in one general appropriation law covering one and the same fiscal year.


     In addition to the Constitutional provisions, the New Jersey statutes contain provisions concerning the budget and appropriation system. Under these provisions, each unit of the State requests an appropriation from the Director of the Division of Budget and Accounting, who reviews the budget requests and forwards them with her recommendations to the Governor. The Governor then transmits a recommended expenditures and sources of anticipated revenue to the legislature, which reviews the Governor's Budget Message and submits an appropriation bill to the Governor for her signature by July 1 of each year. At the time of signing the bill, the Governor may revise appropriations or anticipated revenues. That action can be reversed by a two-thirds vote of each House. No supplemental appropriation may be enacted after adoption of the act, except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet the appropriation. Finally, the Governor may, during the course of the year, prevent the expenditure of various appropriations when revenues are below those anticipated or when any such expenditure is determined not to be in the best interest of the State.

     The State's 2001 Fiscal Year budget became law on June 30, 2000. Of the $21,430.8 million appropriated in Fiscal Year 2001 from the General Fund, the Property Tax Relief Fund, the Gubernatorial Elections Fund, the Casino Control Fund and the Casino Revenue Fund, the following appropriations were made for the following purposes: (i) $8,408.8 million (39.3%) for State Aid to Local Governments ("State Aid"), (ii) $6,663.0 million (31.1%) for Grants-in-Aid,
(iii) $4,660.7 million (21.7%) for Direct State Services, (iv) $530.0 million (2.5%) for Debt Service on State general obligation bonds and (v) $1,168.3 million (5.4%) for Capital Construction.

     The largest recommended appropriation included in the State Aid category, in the amount of $6,646.4 million, was for elementary and secondary education programs including $2,942.9 million for core curriculum standards, $313.2 million for early childhood aid, $322.5 million for Abbott v. Burke Parity Remedy aid (see litigation discussion below), $302.5 million for pupil transportation aid, $770.4 million for special education, $94.1 million for nonpublic school aid and $160.8 million for debt service on school bonds. Also, a State Aid appropriation of $50.0 million for facilities improvements was funded from a portion of an increase in State cigarette taxes. Additional significant appropriations for schools included $209.6 million for supplemental core curriculum standards aid, $192.9 million for demonstrably effective program aid and $792.5 million to assist school districts with their contributory share of the social security and teachers' pensions and benefits programs.

     Other recommended appropriations in the State Aid category included $878.1 million for the Department of Community Affairs, $787.8 million for Consolidated Municipal Property Tax Relief, $17.4 million for housing programs, $33.8 million for block grant programs and $25.0 million for extraordinary aid. State Aid appropriations to the Department of Treasury of $447.8 million were used for aid to county colleges ($191.5 million); the cost of property tax deductions and exemptions for senior citizens, disabled persons and veterans ($66.7 million); and the State contribution to the Consolidated Police and Firemen's Pension Fund ($9.4 million).

     The second largest category of appropriations, after State Aid ($6,663.0 million), was for Grants-in-Aid. This category represents amounts used for payments to individuals or to public or private agencies for benefits or services to which a recipient is by law entitled. Of this amount, $2,619.0 million is appropriated for programs administered by the Department of Human Services which include welfare and Medicaid programs, programs for the disabled and pharmaceutical assistance to the aged and disabled. The third largest category ($4,660.7 million) was for Direct State Services consisting of amounts used to support the operation of State government departments, the Executive office, various State commissions and the State legislature and judiciary. Finally, smaller amounts were appropriated to pay debt service on general obligation bonds of the State ($530.0 million); for capital construction financed on a pay-as-you go basis ($1,168.3 million) and for protection of air, land, water, forest wildlife and shellfish resources and for the provision of outdoor recreational facilities ($200.0 million).

     At any given time, there are various claims and cases pending against the State and State agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the Tort Claims Act, N.J.S.A. 59:1-1 et seq. Such claims include but are not limited to those that may be filed against the University of Medicine and Dentistry and its employees seeking recoveries for alleged medical malpractice. In addition, at any given time there are various contract and other claims against the State, among other parties, including environmental claims arising from the alleged disposal of hazardous wastes, seeking recovery of monetary damages. The State is unable to estimate its exposure for these claims and cases. An independent study estimated an aggregate potential exposure of $90,972,000 for tort and medical malpractice claims pending, as of June 30, 2000. Moreover, New Jersey is involved in a number of other lawsuits in which adverse decisions could materially affect revenue or expenditures.

     Such lawsuits include (1) actions challenging assessments made upon property and casualty liability insurers doing business in New Jersey pursuant to the Fair Automobile Insurance Reform Act; (2) a suit challenging the constitutionality on Federal Commerce Clause grounds, of certain hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection; (3) litigation seeking to extend to middle income and poor rural school districts the mandate of Abbott v.

Burke, which requires poor urban school districts to be provided amounts sufficient to permit them to spend at the average of wealthy suburban school districts; (4) two separate suits alleging violation of environmental laws resulting from alleged contamination existing at the State-owned Liberty State Park and from certain soil shipments made to that Park in connection with the I-287 wetlands mitigation project; (5) an action challenging the State's application of the "spousal impoverishment provisions" of the Medicare Catastrophic Coverage Act governing the treatment of income and resources available to the "community" spouse when an institutionalized spouse seeks to establish Medicare eligibility; (6) a challenge by 19 New Jersey hospitals to the State's Medicaid reimbursement procedures; (7) a breach of contract and civil rights action brought against the State by Medicare part B service providers who seek reimbursement for Medicare co-insurance and deductibles not paid by the State Medicaid program from 1988 to February 10, 1995; (8) a suit brought by a private resource recovery facility owner and operator against the State Department of Environmental Protection and others, including the Camden County Pollution Control Financing Authority ("CCPCFA"), seeking a halt to the County's solid waste reprocurement process pending clarification of bid specifications with a cross claim against the State brought by CCPCFA; (9) a challenge on State constitutional grounds to the "family cap" provisions of the State Work First New Jersey Act brought on behalf of all persons who did not receive an increase in certain welfare benefits because of the cap; (10) a complaint filed by 25 middle income school districts alleging that the State's system of funding for their schools is violative of the constitutional rights of equal protection and a thorough and efficient education; (11) challenges by various hospitals claiming that the $10 per adjusted hospital admissions charge is a "tax" as opposed to a "regulatory fee" and violative of State and Federal constitutional prohibitions and equal protection requirements; (12) a class action lawsuit filed against State's Division of Youth and family services alleging systemic failure to protect the plaintiff class and furnish legally required services to these children and their families; and (13) a claim against the State's Department of Environmental Protection for taking of property consisting of 80 acres of fresh water wetlands without just compensation.

     As of September, 2000, the State's general obligation bonds were rated AA+ by S&P and Fitch Inc. and Aa1 by Moody's.


     THE PENNSYLVANIA SERIES - SPECIAL INVESTMENT CONSIDERATIONS. Presented below is information concerning the Commonwealth of Pennsylvania and certain issuers within the Commonwealth. Such information is based principally on information drawn from recent official statements relating to securities offerings by the Commonwealth and does not purport to be a complete description of such issuers or factors that could adversely affect them. The Investment Manager has not independently verified such information; however, it has no reason to believe that such information is not correct in all material respects. This information does not cover all municipal issuers within the Commonwealth whose securities may be purchased by the Fund.

     Investment Securities. The Pennsylvania Series will invest principally in Commonwealth and Commonwealth-related obligations and obligations of local government units in the Commonwealth and obligations of related authorities. The market value and marketability of the obligations of the Commonwealth and, though generally to a lesser extent, the Commonwealth-related obligations and the local governmental unit and related authority obligations generally will be affected by economic conditions affecting the Commonwealth and litigation matters which may adversely affect the Commonwealth. The market value and marketability of obligations of issuers other than the Commonwealth may also be affected by more localized economic changes, changes affecting the particular revenue stream supporting such obligations and related litigation matters.


     The City of Philadelphia has experienced financial difficulties in the past, as a result of which Moody's and S&P lowered their ratings of City of Philadelphia general obligations below investment grade. Both Moody's and S&P have since raised their ratings of City of Philadelphia general obligations to Baa1 and BBB, respectively. Consequently, such obligations are currently investment grade.

     General Socio-Economic and Economic Information Regarding the Commonwealth. The Commonwealth is the sixth most populous state (ranking behind California, New York, Texas, Florida and Illinois) with a population of approximately 12 million for the last ten years. The Commonwealth is the headquarters for many major corporations. It has been historically identified as a heavy industry state although that reputation has changed over the last 30 years as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. The major new sources of growth in the Commonwealth are in the service sector, including trade, medical and health services, education and financial institutions. Manufacturing employment has fallen from 18.8% of non-agricultural employment in 1992 to 16.3% in 2000, while service sector employment has increased from 29.4% of non-agricultural employment in 1991 to 32.4% in 2000. From 1983 to 1990, the Commonwealth's annual average unemployment rate dropped from 11.8% to 5.4% (below the national average for each of the years from 1986). In 1999 and 2000, the average annual unemployment rates for the Commonwealth were 4.4% and 4.2%, respectively, compared to rates of 4.2% and 4.0% for the United States for such years.


     The Commonwealth utilizes the fund method of accounting. For purposes of governmental accounting, a "fund" is defined as an independent fiscal and accounting entity with a self-balancing set of accounts, for the purpose of carrying on specific activities or attaining certain objectives in accordance with the fund's special regulations, restrictions or limitations. In the Commonwealth, funds are established by legislative enactment or in certain cases by administrative action.

     The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all Commonwealth obligations, except those issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.


     Revenues in the General Fund include all tax receipts, license and fee payments, fines, penalties, interest and other revenues of the Commonwealth not specified to be deposited elsewhere or not restricted to a specific program or expenditure and federal revenues. Taxes levied by the Commonwealth are the most significant source of revenues in the General Fund. The major tax sources for the General Fund are the sales tax, which accounted for $7.02 billion or 35.4% of General Fund tax revenues in fiscal 1999, the personal income tax, which accounted for $7.07 billion or 35.7% of 2000 General Fund tax revenues, and the corporate taxes which accounted for $2.94 billion or 14.8% of tax revenues. Federal revenues are those federal receipts which pay or reimburse the Commonwealth for funds disbursed for federally assisted programs.

     The primary expenditures of the General Fund are for education (over $8.2 billion in fiscal 2000) and public health and welfare (over $15.6 billion).

     The Constitution and laws of the Commonwealth require all payments from the General Fund, with the exception of refunds of taxes, licenses, fees and other charges, to be made only by duly enacted appropriations. Amounts appropriated from the General Fund may not exceed its actual and estimated revenues for the fiscal year plus any surplus available. Appropriations are generally made for one fiscal year and are returned to the unappropriated surplus of the fund (a lapse) if not spent or encumbered by the end of the fiscal year. The Commonwealth's fiscal year begins July 1 and ends June 30. (Fiscal 1999 refers to the fiscal year ending June 30, 2000.)

     For the five year period fiscal 1995 through fiscal 2000, total revenues and other sources rose at a 5.9% average annual rate while total expenditures and other uses grew by 4.6% annually.

     Program areas having the largest increase in costs for the fiscal 1996 to fiscal 2000 period were for economic development and assistance and protection of persons and property. Recent efforts to control costs of public health and welfare programs and favorable economic conditions have resulted in expenditure increases of 4.8% for the five year period.


     The Constitution requires tax and fee revenues relating to motor fuels and vehicles to be used for highway purposes, and the tax revenues relating to aviation fuels to be used for aviation purposes. Accordingly, all such revenues, except the revenues from one-half cent per gallon of the liquid fuels tax which are deposited in the Liquid Fuels Tax Fund for distribution to local municipalities, are placed in the Motor License Fund, as are most federal aid revenues designated for transportation programs.

Operating and administrative costs for the Department of Transportation and other Commonwealth departments conducting transportation related programs, including the highway patrol activities of the Pennsylvania State Police, are also paid from the Motor License Fund. Debt service on bonds issued by the Commonwealth for highway purposes is payable from the Motor License Fund.

     Other special revenue funds have been established by law to receive specified revenues that are appropriated to specific departments, boards and/or commissions for payment of their operating and administrative costs. Such funds include the Game, Fish, Boating, Banking Department, Milk Marketing, State Farm Products Show, State Racing and State Lottery Funds. Some of these special revenue funds are required to transfer excess revenues to the General Fund and some receive funding, in addition to their specified revenues, through appropriations from the General Fund.

     In 1986, the General Assembly created the Tax Stabilization Reserve Fund and provided for its initial funding from General Fund appropriations. Income for this fund comes from annual appropriations of money from other Commonwealth funds and investment earnings. The Tax Stabilization Reserve Fund is to be used for emergencies threatening the health, safety or welfare of citizens or to offset unanticipated revenue shortfalls due to economic downturns. Assets of this fund may be used upon recommendation by the Governor and an approving vote by two-thirds of the members of each house of the General Assembly.

     The State Lottery Fund is a special revenue fund for the receipt of lottery ticket sales and lottery licenses and fees. Its revenues, after payment of prizes, are dedicated to paying the operational and administrative costs of the lottery and the costs of programs benefiting the elderly in Pennsylvania.

     The Commonwealth maintains trust and agency funds which are used to administer funds received pursuant to a specific bequest or as an agent for other governmental units or individuals.

     Enterprise funds are maintained for departments or programs operated like private enterprises. The largest of these funds is the State Stores Fund which is used for the receipts and disbursements of the Commonwealth's liquor store system. Sale and distribution of all liquor within Pennsylvania is a government enterprise.

     The following information, which is based principally on information drawn from recent Official Statements relating to securities offerings by the Commonwealth, provides information regarding certain Pennsylvania issuers of investment securities.

     State and Certain State-related Obligations. The Constitutional provisions pertaining to Commonwealth debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects, subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years, and (iv) tax anticipation note debt payable in the fiscal year of issuance. All debt except tax anticipation note debt must be amortized in substantial and regular amounts.

     The Commonwealth may incur debt to fund capital projects for community colleges, highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and the Pennsylvania Industrial Development Authority. Before a project may be funded, it must be itemized in a capital budget bill adopted by the General Assembly. An annual capital budget bill states the maximum amount of debt for capital projects that may be incurred during the current fiscal year for projects authorized in the current or previous years' capital budget bills. Capital projects debt is subject to a Constitutional limit on debt. Once capital projects debt has been authorized by the necessary legislation, issuance authority rests with two of the Issuing Officials (the Governor, the Auditor General and the State Treasurer), one of whom must be the Governor.

     The issuance of electorate approved debt is subject to the enactment of legislation which places on the ballot the question of whether debt shall be incurred. Such legislation must state the purposes for which the debt is to be authorized and, as a matter of practice, includes a maximum amount of funds to be borrowed. Upon electorate approval and enactment of legislation implementing the proposed debt-funded program, bonds may be issued. All such authorizing legislation to date has given issuance authority to two of the Issuing Officials, one of whom must be the Governor.

     Outstanding general obligation debt totaled $5,015 million at June 30, 2000, a decrease of $93.4 million from June 30, 2000. Over the 10-year period ending June 30, 2000, total outstanding general obligation debt increased at an annual rate of 0.8%. Within the most recent 5-year period, outstanding general obligation debt has decreased at an annual rate of 0.1%.



     Certain state-created agencies have statutory authorization to incur debt for which state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. These agencies, their purposes and their outstanding debt are as follows:


     Delaware River Joint Toll Bridge Commission ("DRJTBC"): The DRJTBC, a public corporation of the Commonwealth and New Jersey, owns and operates bridges across the Delaware River. Debt service on bonds is paid from tolls and other revenues of the Commission. The DRJTBC had $50.0 million in bonds outstanding as of June 30, 2000.

     Delaware River Port Authority ("DRPA"): The DRPA, a public corporation of the Commonwealth and New Jersey, operates several toll bridges over the Delaware River and promotes the use of the Philadelphia-Camden port. Debt service on bonds is paid from toll revenues and other revenues pledged by DRPA to repayment of bonds. The DRPA had $1,298.0 million in revenue bond debt outstanding on June 30, 2000.

     Pennsylvania Economic Development Financing Authority ("PEDFA"): The PEDFA was created in 1987 to offer pooled bond issues for both taxable and tax-exempt bonds on behalf of local industrial and commercial development authorities for economic development projects. Bonds may be secured by loan repayments and all other revenues of the PEDFA. The PEDFA had $1,249.7 million of debt outstanding as of June 30, 2000.

     Pennsylvania Energy Development Authority ("PEDA"): The PEDA was created in 1982 to finance energy research projects, demonstration projects promoting the production or conservation of energy and the promotion, utilization and transportation of Pennsylvania energy resources. The authority's funding is from appropriations and project revenues. Debt service on bonds is paid from project revenues and other revenues pledged by PEDA to repayment of bonds. The PEDA had $40.6 million in bonds outstanding as of June 30, 2000.

     Pennsylvania Higher Education Assistance Agency ("PHEAA"): The PHEAA makes or guarantees student loans to students or parents, or to lending institutions or postsecondary institutions. Debt service on the bonds is paid by loan interest and repayments and other agency revenues. The PHEAA had $1,880.0 million in bonds outstanding as of June 30, 2000.

     Pennsylvania Higher Education Facilities Authority ("PHEFA"): The PHEFA is a public corporation of the Commonwealth established to finance college facilities. As of June 30, 2000, the PHEFA had $3,532.9 million in revenue bonds and notes outstanding payable from the lease rentals or loan repayments of the projects financed. Some of the lessees or borrowers, although private institutions, receive grants and subsidies from the Commonwealth.

     Pennsylvania Industrial Development Authority ("PIDA"): The PIDA is a public corporation of the Commonwealth established for the purpose of financing economic development. The PIDA had $351.2 million in revenue bond debt outstanding on June 30, 2000, to which all of its revenues are pledged.

     Pennsylvania Turnpike Commission ("PTC"): The PTC operates the Pennsylvania Turnpike System. Its outstanding indebtedness, $1,535.5 million as of June 30, 2000, is payable from the net revenues of the System, primarily toll revenues and rentals from leases and concessions.

     Pennsylvania Infrastructure Investment Authority ("PIIA"): The PIIA was created in 1988 to provide low interest rate loans and grants for the purpose of constructing new and improving existing water supply and sewage disposal systems to protect the health and safety of the citizens of the Common-wealth and to promote economic development within the Commonwealth. Loans and grants are available to local governments and, in certain circumstances, to private companies. The PIIA bonds are secured by principal repayments and interest payments on PIIA loans. The PIIA had $199.1 million in revenue bonds outstanding as of June 30, 2000.

     Philadelphia Regional Port Authority ("PRPA"): The PRPA was created in 1989 for the purpose of acquiring and operating port facilities in Bucks and Delaware Counties, and the City of Philadelphia. Debt service on the bonds is paid by a pledge of the PRPA's revenues, rentals and receipts. The PRPA had $56.2 million in bonds outstanding as of June 30, 2000.

     State Public School Building Authority ("SPSBA"): The SPSBA finances public school projects. Bonds issued by the SPSBA are supported by the lease rental payments or loan repayments made to the SPSBA by local school districts and the sponsors of community colleges. A portion of the funds appropriated annually by the Commonwealth as aid to local school districts may be used by them to pay such lease rental payments or loan repayments. The SPSBA had $433.8 million of revenue bonds outstanding on June 30, 2000.

     "Moral Obligations." Pennsylvania Housing Finance Agency ("PHFA"): The PHFA is a state-created agency which provides financing for housing for lower and moderate income families in the Commonwealth. The bonds, but not the notes, of the PHFA are partially secured by a capital reserve fund required to be maintained by the PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. The statute creating PHFA provides that if there is a potential deficiency in the capital reserve fund or if funds are necessary to avoid default on interest, principal or sinking fund payments on bonds or notes of PHFA, the Governor, upon notification from the PHFA, shall place in the budget of the Commonwealth for the next succeeding year an amount sufficient to make up any such deficiency or to avoid any such default. The budget as finally adopted by the General Assembly may or may not include the amount so placed therein by the Governor. PHFA is not permitted to borrow additional funds so long as any deficiency exists in the capital reserve fund. As of June 30, 2000, PHFA had $2,904.8 million of revenue bonds outstanding.


     The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospitals Authority"). The Hospitals Authority is a municipal authority organized by the City of Philadelphia to, inter alia, acquire and prepare various sites for use as intermediate care facilities for the mentally retarded. On August 26, 1986, the Hospitals Authority issued $20.4 million of bonds which were refunded in 1993 by a $21.1 million bond issue of the Hospitals Authority (the "Hospitals Authority Bonds") for such facilities for the City. The Hospitals Authority Bonds are secured by leases with the City payable only from project revenues and a debt service reserve fund. The Commonwealth's Department of Public Welfare ("DPW") has agreed with the Hospitals Authority to request in DPW's annual budget submission to the Governor, an amount of funds sufficient to alleviate any deficiency that may arise in the debt service reserve fund for the Hospitals Authority Bonds. The budget as finally adopted may or may not include the amount requested. If funds are paid to the Hospitals Authority, DPW will obtain certain rights in the property financed with the Hospitals Authority Bonds in return for such payment.


     In response to a delay in the availability of billable beds and the revenues from these beds to pay debt service on the Hospitals Authority Bonds, PHFA agreed in June 1989 to provide a $2.2 million low-interest loan to the Hospitals Authority. The loan enabled the Hospitals Authority to make all debt service payments on the Hospitals Authority Bonds during 1990. Enough beds were completed in 1991 to provide sufficient revenues to the Hospitals Authority to meet its debt service payments and to begin repaying the loan from PHFA. According to the Hospitals Authority, as of June 30, 2000, $0.8 million of the loan principal was outstanding. DPW has agreed that the additional costs arising from the PHFA loan will be reimbursed as necessary and reasonable costs of the project.


     Local Governmental Unit and Related Authority Obligations. Various state statutes authorize local units of government (counties, cities, school districts and the like) to issue general obligations and revenue obligations, subject to compliance with the requirements of such statutes. In addition, various statutes permit local government units to organize authorities having the power to issue obligations which are not subject to debt limits that may be applicable to the organizing governmental unit and which are payable from assets of or revenues derived from projects financed by such authorities. Such authorities include parking authorities, industrial development authorities, redevelopment authorities, transportation authorities, water and sewer authorities, and authorities to undertake projects for institutions of higher education and health care. Such obligations may generally be affected by adversechanges in the economy of the area in which such local government units or projects financed by them or by authorities created by them are located, by changes in applicable federal, state or local law or regulation, or by changes in levels of federal, state or local appropriations, grants or subsidies to the extent such appropriations, grants or subsidies directly or indirectly affect revenues of such issuers.



C. FUND POLICIES/INVESTMENT RESTRICTIONS


     The investment policies/restrictions listed below have been adopted by each Series as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Series. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Series are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Series. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.


     In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by a Series does not exceed 10% of the value of the total assets of the Series; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     Each Series may not:

      1.  Invest in common stock.

      2. Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

      3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to municipal obligations, including those issued by the designated State of the Series or its political subdivisions.

      4. Invest in securities of any issuer if, to the knowledge of the Series, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer.

      5. Purchase or sell real estate or interests therein (including limited partnership interests), although it may purchase securities secured by real estate or interests therein.

      6. Purchase or sell commodities except that the Series may purchase financial futures contracts and related options.

      7. Borrow money, except that each Series may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of the total assets of the Series (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any senior securities then outstanding).

      8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowing. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security as set forth in restriction 10.

      9. Issue senior securities as defined in the Act, except insofar as the Series may be deemed to have issued a senior security by reason of:
          (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above.

      10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which each Series may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements; and (c) by lending its portfolio securities.

      11. Make short sales of securities.

      12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities. The deposit or payment by the Series of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

      13. Engage in the underwriting of securities, except insofar as the Series may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

      14. Invest for the purpose of exercising control or management of any other issuer.

      15. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

      16. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     Notwithstanding any other investment policy or restriction, each Series may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Series.


III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
A. BOARD OF TRUSTEES


     The Board of Trustees of the Fund oversees the management of each Series but does not itself manage a Series. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that each Series' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to each Series in a satisfactory manner.

     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and each Series and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund, each Series and its shareholders.


B. MANAGEMENT INFORMATION


     TRUSTEES AND OFFICERS. The Board of the Fund consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.

     The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Dean Witter Funds (there were 97 such Funds as of the calendar year ended December 31, 2000), are shown below.




 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Michael Bozic (60) ........................   Retired; Director or Trustee of the Morgan Stanley
Trustee                                       Dean Witter Funds; formerly Vice Chairman of
c/o Mayer, Brown & Platt                      Kmart Corporation (December 1998-October
Counsel to the Independent Trustees           2000), formerly Chairman and Chief Executive
1675 Broadway                                 Officer of Levitz Furniture Corporation (November
New York, New York                            1995-November 1998) and President and Chief
                                              Executive Officer of Hills
                                              Department Stores (May 1991-July
                                              1995); formerly variously
                                              Chairman, Chief Executive Officer,
                                              President and Chief Operating
                                              Officer (1987-1991) of the Sears
                                              Merchandise Group of Sears,
                                              Roebuck and Co.; Director of
                                              Weirton Steel Corporation.

Charles A. Fiumefreddo* (67) ..............   Chairman, Director or Trustee and Chief Executive
Chairman of the Board,                        Officer of the Morgan Stanley Dean Witter Funds;
Chief Executive Officer and Trustee           formerly Chairman, Chief Executive Officer and
Two World Trade Center                        Director of the Investment Manager, the Distributor
New York, New York                            and MSDW Services Company; Executive Vice
                                              President and Director of Dean
                                              Witter Reynolds; Chairman and
                                              Director of the Transfer Agent;
                                              formerly Director and/or officer
                                              of various MSDW subsidiaries
                                              (until June 1998).

Edwin J. Garn (67) ........................   Director or Trustee of the Morgan Stanley Dean
Trustee                                       Witter Funds; formerly United States Senator (R-
c/o Summit Ventures LLC                       Utah) (1974-1992) and Chairman, Senate Banking
1 Utah Center                                 Committee (1980-1986); formerly Mayor of Salt
201 S. Main Street                            Lake City, Utah (1971-1974); formerly Astronaut,
Salt Lake City, Utah                          Space Shuttle Discovery (April 12-19, 1985); Vice
                                              Chairman, Huntsman Corporation
                                              (chemical company); Director of
                                              Franklin Covey (time management
                                              systems), BMW Bank of North
                                              America, Inc. (industrial loan
                                              corporation), United Space
                                              Alliance (joint venture between
                                              Lockheed Martin and the Boeing
                                              Company) and Nuskin Asia Pacific
                                              (multilevel marketing); member of
                                              the Utah Regional Advisory Board
                                              of Pacific Corp.; member of the
                                              board of various civic and
                                              charitable organizations.

 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Wayne E. Hedien (68) ......................   Retired; Director or Trustee of the Morgan Stanley
Trustee                                       Dean Witter Funds; Director of The PMI Group,
c/o Mayer, Brown & Platt                      Inc. (private mortgage insurance); Trustee and
Counsel to the Independent Trustees           Vice Chairman of The Field Museum of Natural
1675 Broadway                                 History; formerly associated with the Allstate
New York, New York                            Companies (1966-1994), most recently as
                                              Chairman of The Allstate
                                              Corporation (March 1993- December
                                              1994) and Chairman and Chief
                                              Executive Officer of its
                                              wholly-owned subsidiary, Allstate
                                              Insurance Company (July
                                              1989-December 1994); director of
                                              various other business and
                                              charitable organizations.

James F. Higgins* (53) ....................   Chairman of the Private Client Group of MSDW
Trustee                                       (since August 2000); Director of the Transfer Agent
Two World Trade Center                        and Dean Witter Realty Inc.; Director or Trustee of
New York, New York                            the Morgan Stanley Dean Witter Funds (since
                                              June 2000); previously President
                                              and Chief Operating Officer of the
                                              Private Client Group of MSDW (May
                                              1999-August 2000), President and
                                              Chief Operating Officer of
                                              Individual Securities of MSDW
                                              (February 1997-May 1999),
                                              President and Chief Operating
                                              Officer of Dean Witter Securities
                                              of MSDW (1995-February 1997), and
                                              President and Chief Operating
                                              Officer of Dean Witter Financial
                                              (1989-1995) and Director
                                              (1985-1997) of Dean Witter
                                              Reynolds.

Dr. Manuel H. Johnson (52) ................   Senior Partner, Johnson Smick International, Inc.,
Trustee                                       a consulting firm; Co-Chairman and a founder of
c/o Johnson Smick International, Inc.         the Group of Seven Council (G7C), an international
1133 Connecticut Avenue, N.W.                 economic commission; Chairman of the Audit
Washington, D.C.                              Committee and Director or Trustee of the Morgan
                                              Stanley Dean Witter Funds; Director of Greenwich
                                              Capital Markets, Inc. (broker-dealer), Independence
                                              Standards Board (private sector organization
                                              governing independence of auditors) and NVR,
                                              Inc. (home construction); Chairman and Trustee of
                                              the Financial Accounting Foundation (oversight
                                              organization of the Financial Accounting Standards
                                              Board); formerly Vice Chairman of the Board of
                                              Governors of the Federal Reserve System (1986-
                                              1990) and Assistant Secretary of the U.S. Treasury.

Michael E. Nugent (64) ....................   General Partner, Triumph Capital, L.P., a private
Trustee                                       investment partnership; Chairman of the Insurance
c/o Triumph Capital, L.P.                     Committee and Director or Trustee of the Morgan
237 Park Avenue                               Stanley Dean Witter Funds; formerly Vice
New York, New York                            President, Bankers Trust Company and BT Capital
                                              Corporation (1984-1988); director
                                              of various business organizations.

 NAME, AGE, POSITION WITH FUND AND ADDRESS         PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   -----------------------------------------------------
Philip J. Purcell* (57) ...................   Chairman of the Board of Directors and Chief
Trustee                                       Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                                 and Novus Credit Services Inc.; Director of the
New York, New York                            Distributor; Director or Trustee of the Morgan
                                              Stanley Dean Witter Funds; Director of American
                                              Airlines, Inc. and its parent company, AMR
                                              Corporation; Director and/or officer of various
                                              MSDW subsidiaries.

John L. Schroeder (70) ....................   Retired; Chairman of the Derivatives Committee
Trustee                                       and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                      Dean Witter Funds; Director of Citizens
Counsel to the Independent Trustees           Communications Company (telecommunications
1675 Broadway                                 company); formerly Executive Vice President and
New York, New York                            Chief Investment Officer of the Home Insurance
                                              Company (August 1991-September 1995).

Mitchell M. Merin (47) ....................   President and Chief Operating Officer of Morgan
President                                     Stanley Dean Witter Asset Management (since
Two World Trade Center                        December 1998); President and Director (since
New York, New York                            April 1997) and Chief Executive Officer (since June
                                              1998) of the Investment Manager
                                              and MSDW Services Company;
                                              Chairman, Chief Executive Officer
                                              and Director of the Distributor
                                              (since June 1998); Chairman and
                                              Chief Executive Officer (since
                                              June 1998) and Director (since
                                              January 1998) of the Transfer
                                              Agent; Director of various MSDW
                                              subsidiaries; President of the
                                              Morgan Stanley Dean Witter Funds
                                              (since May 1999); Trustee of
                                              various Van Kampen investment
                                              companies (since December 1999);
                                              previously Chief Strategic Officer
                                              of the Investment Manager and MSDW
                                              Services Company and Executive
                                              Vice President of the Distributor
                                              (April 1997-June 1998), Vice
                                              President of the Morgan Stanley
                                              Dean Witter Funds (May 1997-April
                                              1999), and Executive Vice
                                              President of Dean Witter, Discover
                                              & Co.

Barry Fink (46) ...........................   General Counsel (since May 2000) and Managing
Vice President,                               Director (since December 2000) of Morgan Stanley
Secretary and General Counsel                 Dean Witter Asset Management; Managing Director
Two World Trade Center                        (since December 2000) and Secretary and General
New York, New York                            Counsel (since February 1997) and Director (since
                                              July 1998) of the Investment
                                              Manager and MSDW Services Company;
                                              Vice President, Secretary and
                                              General Counsel of the Morgan
                                              Stanley Dean Witter Funds (since
                                              February 1997); Vice President and
                                              Secretary of the Distributor;
                                              previously, Senior Vice President
                                              (March 1997-December 1999), First
                                              Vice President, Assistant
                                              Secretary and Assistant General
                                              Counsel of the Investment Manager
                                              and MSDW Services Company.

James F. Willison (57) ....................   Managing Director of the Investment Manager;
Vice President                                Vice President of various Morgan Stanley Dean
Two World Trade Center                        Witter Funds.
New York, New York

 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Thomas F. Caloia (54) .....................   First Vice President and Assistant Treasurer of the
Treasurer                                     Investment Manager, the Distributor and MSDW
Two World Trade Center                        Services Company; Treasurer of the Morgan
New York, New York                            Stanley Dean Witter Funds.


----------
* Denotes Trustees who are "interested persons" of the Fund as defined by the Investment Company Act.



     In addition, Ronald E. Robison, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company and Chief Executive Officer and Director of the Transfer Agent, Robert
S. Giambrone, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, Joseph J. McAlinden, Managing Director and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, Jonathan R. Page, Managing Director of the Investment Manager, Joseph R. Arcieri and Katherine H. Stromberg, Principals of the Investment Manager and Gerard J. Lian, Vice President of the Investment Manager, are Vice Presidents of the Fund.

     In addition, Lou Anne D. McInnis, Ruth Rossi, and Carsten Otto, Senior Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, Marilyn K. Cranney and Todd Lebo, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and Natasha Kassian and George Silfen, Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.


     INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivative's Committee and the Insurance Committee.

     The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent directors/trustees vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.


     The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.

     The board of each fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

     Finally, the board of each fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

     ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as independent directors/trustees of all the funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of independent directors/trustees of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.


     TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.


C. Compensation

     The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750 and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.


     The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended November 30, 2000.



                               FUND COMPENSATION




                                     AGGREGATE
                                   COMPENSATION
NAME OF INDEPENDENT TRUSTEE        FROM THE FUND
-------------------------------   --------------
Michael Bozic .................       $1,500
Edwin J. Garn .................        1,550
Wayne E. Hedien ...............        1,550
Dr. Manuel H. Johnson .........        2,300
Michael E. Nugent .............        2,050
John L. Schroeder .............        2,000




     The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 2000 for services to the 97 Morgan Stanley Dean Witter Funds that were in operation at December 31, 2000.

            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS






                                     TOTAL CASH
                                    COMPENSATION
                                   FOR SERVICES TO
                                      97 MORGAN
                                    STANLEY DEAN
NAME OF INDEPENDENT TRUSTEE         WITTER FUNDS
-------------------------------   ----------------
Michael Bozic .................       $146,917
Edwin J. Garn .................        151,717
Wayne E. Hedien ...............        151,567
Dr. Manuel H. Johnson .........        223,655
Michael E. Nugent .............        199,759
John L. Schroeder .............        194,809




     As of the date of this Statement of Additional Information, 53 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an independent director/ trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.



     Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director /trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.



     The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended November 30, 2000 and by the 55 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 2000, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of November 30, 2000 and from the 55 Morgan Stanley Dean Witter Funds as of December 31, 2000.









----------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the Surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS






                                 FOR ALL ADOPTING FUNDS                                     ESTIMATED ANNUAL
                              --------------------------------    RETIREMENT BENEFITS           BENEFITS
                                  ESTIMATED                       ACCRUED AS EXPENSES      UPON RETIREMENT(2)
                               CREDITED YEARS      ESTIMATED     ---------------------   ----------------------
                                OF SERVICE AT      PERCENTAGE                 BY ALL                   FROM ALL
NAME OF                          RETIREMENT       OF ELIGIBLE     BY THE     ADOPTING     FROM THE     ADOPTING
INDEPENDENT TRUSTEE             (MAXIMUM 10)      COMPENSATION     FUND        FUNDS        FUND        FUNDS
---------------------------   ----------------   -------------   --------   ----------   ----------   ---------
Michael Bozic .............          10               60.44%   $   363      $20,001     $  907        $52,885
Edwin J. Garn .............          10               60.44        602       29,348        909         52,817
Wayne E. Hedien ...........           9               51.37        683       37,886        771         44,952
Dr. Manuel H. Johnson .....          10               60.44        388       21,187      1,360         77,817
Michael E. Nugent .........          10               60.44        697       36,202      1,209         69,506
John L. Schroeder .........           8               50.37      1,170       65,337        955         53,677

----------

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 27.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
     As of February 20, 2001, the following person owned 5% or more of the outstanding shares of the Pennsylvania Series: Mrs. Janet Lee Murphy, 1325 Quarry Lane, Lancaster, PA 17603-2423.


     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.


V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------
A. INVESTMENT MANAGER


     The Investment Manager to each Series is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of each Series' assets, including the placing of orders for the purchase and sale of portfolio securities for the Series. Each Series pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.35% to the net assets of that Series determined as of the close of each business day.


     During the fiscal year ended November 30, 1998, the Arizona Series, Florida Series, New Jersey Series, and Pennsylvania Series accrued to the Investment Manager under the Management Agreement total compensation in the amounts of $143,707, $222,722, $144,628, and $184,737, respectively.

     During the fiscal year ended November 30, 1999, the Arizona Series, Florida Series, New Jersey Series, and Pennsylvania Series accrued to the Investment Manager under the Management Agreement total compensation in the amounts of $140,768, $203,267, $142,574, and $183,815, respectively.

     During the fiscal year ended November 30, 2000, the Arizona Series, Florida Series, New Jersey Series and Pennsylvania Series accrued to the Investment Manager under the Management Agreement total compensation in the amounts of $117,971, $174,526, $127,189 and $175,596, respectively.


     The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER

     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Series' shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of each Series. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of Series shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the shares of each Series, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of Series shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and the Series' shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

     The Investment Manager manages the investment of each Series' assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of a Series in a manner consistent with its investment objective.


     Under the terms of the Management Agreement, in addition to managing each Series' investments, the Investment Manager maintains certain of each Series' books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as each Series may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent auditors and attorneys is, in the opinion of the Investment Manager, necessary or desirable). The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.


     Each Series pays all expenses incurred in its operation and a portion of the Fund's general administration expenses allocated on the basis of asset size of the respective Series. Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund or each respective Series depending upon the nature of the expense. The expenses borne directly by each Series include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Series and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and statements of additional information of the Series and supplements thereto to the Series' shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent auditors; membership dues of industry associations; interest on Series borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto (depending upon the nature of the legal claim, liability or lawsuit, the costs of litigation, payment of legal claims or liabilities or indemnification relating thereto may be directly applicable to a particular Series or may be proportionately allocated on the basis of the size of each Series. The Trustees have determined that this is an appropriate method of allocation of such expenses); and all other costs of the Fund's operation.


     The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

     The Management Agreement will remain in effect from year to year with respect to each Series, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of that Series, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.


D. DEALER REALLOWANCES

     Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.


E. RULE 12b-1 PLAN

     In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of Fund shares (the "Plan").


     The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to and expenses of Dean Witter Reynolds' Financial Advisors and other authorized financial representatives and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.


     The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of Series shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the average daily net assets of the shares of each Series of the Fund during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expenses will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors and other authorized financial representatives may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Distributor provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of Series shares.


     The Arizona Series, Florida Series, New Jersey Series, and Pennsylvania Series accrued a total of $49,709, $74,281, $53,554 and $74,633, respectively, pursuant to the Plan of Distribution for the fiscal year ended November 30, 2000. Such payment amounted to an annual rate of 0.15 of 1% of the average daily net assets of the Arizona Series, Florida Series, New Jersey Series and Pennsylvania Series. It is estimated that the amount paid by the Fund for distribution was for expenses which relate to compensation of sales personnel and associated overhead expenses. The Distributor has informed the Fund that it received sales charges on sales of the Fund's shares in the approximate amounts of $994,943, $840,754 and $252,171 for the fiscal years ended 1998, 1999, and
2000, respectively.

     The Investment Manager pays a retention fee to Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund held for at least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or MSDW's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.


     The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.

     Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

     Under the Plan, the Distributor provides each of the Series the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each fiscal quarter, a written report regarding the incremental distribution expenses incurred on behalf of each of each Series the Fund during such fiscal quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore; (2) the amounts of such expenses; and (3) a description of the benefits derived by each Series of the Fund. In the Trustees' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.

     No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.


F. OTHER SERVICE PROVIDERS


  (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

     Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.



  (2) CUSTODIAN AND INDEPENDENT AUDITORS


     The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


     Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281 serves as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.



  (3) AFFILIATED PERSONS

     The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.



G. CODES OF ETHICS

     The Fund, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.



VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------
A. BROKERAGE TRANSACTIONS


     Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for each Series, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Each Series expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Each Series also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion each Series may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


     During the fiscal years ended November 30, 1998, 1999 and 2000, the Fund paid no such brokerage commissions or concessions.



B. COMMISSIONS

     Pursuant to an order of the SEC, each Series may effect principal transactions in certain money market instruments with Dean Witter Reynolds. Each Series will limit its transactions with Dean Witter Reynolds to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e.

Certificates of Deposit and Bankers' Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.


     During the fiscal years ended November 30, 1998, 1999 and 2000, the Fund did not effect any principal transactions with Dean Witter Reynolds.


     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for any Series, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. Each Series does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.


     During the fiscal years ended November 30, 1998, 1999 and 2000, the Fund paid no brokerage commissions to an affiliated broker or dealer.



C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for each Series' portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.


     In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to them and any of their asset management affiliates in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.


     The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.

     Subject to the principle of obtaining best price and execution, the Investment Manager may consider a broker-dealer's sales of shares of a Series as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Series' portfolio transactions. The Fund does not, however, require a broker-dealer to sell shares of a Series in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of a Series' transactions will be directed to a broker which sells shares of the Series to customers. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.

     The Investment Manager and certain of its affiliates currently serve as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including each Series) in such manner as they deem equitable. In making such allocations among each Series and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Series and other client accounts. The Investment Manager and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.



D. DIRECTED BROKERAGE


     During the fiscal year ended November 30, 2000, the Fund did not pay any brokerage commissions to brokers because of research services provided.



E. REGULAR BROKER-DEALERS


     During the fiscal year ended November 30, 2000, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At November 30, 2000, the Fund did not own any securities issued by any of such issuers.



VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------
     The shareholders of each Series of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.

     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

     All of the Trustees, except for James F. Higgins, have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.



VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------
A. PURCHASE/REDEMPTION OF SHARES


     Information concerning how the shares of each Series are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.

     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Series shares, the application of proceeds to the purchase of new shares in a Series or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.


     OUTSIDE BROKERAGE ACCOUNTS. If a shareholder wishes to maintain his or her fund account through a brokerage company other than Dean Witter Reynolds, he or she may do so only if the Distributor has entered into a selected dealer agreement with that brokerage company. Accounts maintained through a brokerage company other than Dean Witter Reynolds may be subject to certain restrictions on subsequent purchases and exchanges. Please contact your brokerage company or the Transfer Agent for more information.



B. OFFERING PRICE

     The price of each Series, called "net asset value," is based on the value of each Series' portfolio securities.

     Portfolio securities (other than short-term debt securities and futures and options) are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities for each Series it uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities for each Series are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available to the Fund for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service, using the procedures outlined above and subject to periodic review, are more likely to approximate the fair value of such securities. The Investment Manager will periodically review and evaluate the procedures, methods and quality of services provided by the pricing service then being used by the Fund and may, from time to time, recommend to the Trustees the use of other pricing services or discontinuance of the use of any pricing service in whole or part. The Trustees may determine to approve such recommendation or take other provisions for pricing of the portfolio securities for each Series.

     Short-term taxable debt securities with remaining maturities of 60 days or less at time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark to market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Trustees. Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case, they will be valued at the mean between their closing bid and asked prices. Unlisted options on debt securities are valued at the mean between their latest bid and asked price. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determines that such price does not reflect their fair value, in which case they will be valued at their fair market value as determined by the Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.


     Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.



IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

     Each Series generally will make three basic types of distributions: tax-exempt dividends, ordinary dividends and long-term capital gain distributions. These types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of each Series will affect the amount and timing and character of the distributions made by the Series. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.


     INVESTMENT COMPANY TAXATION. Each Series intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, each Series will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.


     Each Series generally intends to distribute sufficient income and gains so that the Series will not pay corporate income tax on its earnings. Each Series also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Series may instead determine to retain all or part of any net long-term or capital gains in any year for reinvestment. In such event, such Series will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by a Series will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules may change the normal treatment of gains and losses recognized by a Series when such Series invests in options and futures transactions. Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by such Series.


     In computing net investment income, each Series will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

     All or a portion of any gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by a Series could be affected. In that event, each Series would re-evaluate its investment objective and policies.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Each Series intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of each of its taxable years, at least 50% of the value of its assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by a Series which consists of interest received by the Series on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

     Each Series intends to invest a portion of its assets in certain "private activity bonds". As a result, a portion of the exempt-interest dividends paid by each Series will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.


     Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Series shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. A special lower tax rate of 18% on long-term capital gains is available to non-corporate shareholders to the extent the distributions of long-term capital gains is derived from securities which such Series purchased after December 31, 2000, and which are held for more than five years. Since the income of each Series is expected to be derived entirely from interest rather than dividends, it is anticipated that no portion of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

     Individuals are often exempt from state and local personal income taxes on distributions of tax-exempt dividends derived from assets located in the state in which they reside, but are usually subject to state and local taxes on distributions of tax-exempt dividends derived from assets located in other states. Shareholders should consult their tax advisers as to any other state and local taxes that apply to the dividends and distributions received from a Series.


     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from a Series in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Series of any taxable interest income and short term capital gains.

     After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.

     PURCHASES AND REDEMPTIONS AND EXCHANGES OF SERIES SHARES. Any dividend or capital gains distribution received by a shareholder from a Series will have the effect of reducing the net asset value of the shareholder's stock in the Series by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends may be subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing shares of a Series immediately prior to a distribution record date.


     In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Series shares is normally treated as a sale for tax purposes. Shares of a Series held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be (i) treated as a long-term capital loss to the extent of any distributions of net long-term capital gains and (ii) disallowed to the extent of exempt interest dividends received with respect to such shares.


     Gain or loss on the sale or redemption of shares in the Series is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

     Exchanges of shares in a Series for shares of another Series or for shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first Series, followed by the purchase of shares in the second Series or Fund.

     If a shareholder realizes a loss on the redemption or exchange of a shares in a Series and reinvests in shares of such Series within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

     Interest on indebtedness incurred by shareholders to purchase or carry shares of the Series is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of a Series. "Substantial user" is defined generally by Treasury Regulation Section 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

     THE ARIZONA SERIES - SPECIAL TAX CONSIDERATIONS. Under a ruling and published guidance issued by the Arizona Department of Revenue in 1984 and 1991, respectively, distributions from the Arizona Series that are received by shareholders that are Arizona taxpayers will not be subject to Arizona income tax to the extent that those distributions are attributable to interest on tax-exempt obligations of the State of Arizona or interest on obligations of the United States. Distributions from the Arizona Series attributable to obligations of the governments of Puerto Rico, the Virgin Islands and Guam also are excludible from Arizona income tax pursuant to federal law. Other distributions from the Arizona Series, including those related to short-term and long-term capital gains, generally will be taxable under Arizona law when received by Arizona taxpayers. Like federal law, Arizona law allows taxpayers a deduction for interest on indebtedness incurred to purchase property held for investment to the extent of such taxpayer's net investment income. However, interest on indebtedness incurred (directly or indirectly) by a shareholder to purchase or carry shares of the Arizona Series is not deductible for Arizona income tax purposes to the extent that the Arizona Series holds tax-exempt obligations of the State of Arizona, obligations of the United States, or obligations of Puerto Rico, the Virgin Islands and Guam.

     The foregoing discussion assumes that in each taxable year the Arizona Series qualifies and elects to be taxed as a regulated investment company for federal income tax purposes. In addition, the following discussion assumes that in each taxable year the Arizona Series qualifies to pay exempt-interest dividends by complying with the requirement of the Code that at least 50% of its assets at the close of each quarter of its taxable year is invested in state, municipal or other obligations, the interest on which is excluded from gross income for federal income tax purposes pursuant to section 103(a) of the Code.


     THE FLORIDA SERIES - SPECIAL TAX CONSIDERATIONS. Under existing Florida law, neither the State of Florida nor any of its political subdivisions or other governmental authorities may impose an income tax on individuals. Accordingly, individual shareholders of the Florida Series will not be subject to any Florida state or local income taxes on income derived from investments in the Florida Series. However, such income may be subject to state or local income taxation under applicable state or local laws in jurisdictions other than Florida. In addition, the income received from the Florida Series may be subject to estate taxes under present Florida law and certain corporations may be subject to the taxes imposed by Chapter 220, Florida Statutes, on interest, income or profits on debt obligations owned by corporations as defined in said Chapter 220.


     The State of Florida also imposes an annual tax of 2 mills on each dollar ($2.00 per $1,000) of the just valuation of all intangible personal property that has a taxable situs within the State with certain exemptions and limitations. However, the entire value of a shareholder's interest in the Florida Series will be exempt from Florida's intangible personal property tax if, as is intended, all of the investments and other assets held by the Florida Series on each annual assessment date are exempt individually from the intangible personal property tax. It presently is the policy and intention of the Fund and the Investment Manager to manage the Florida Series in such a manner as to ensure that on each annual assessment date the Florida Series will consist of only those investments and other assets which are exempt from the Florida intangible personal property tax. Accordingly, it is unlikely that any shareholder of the Florida Series will ever be subject to such tax. In the event that the Florida Series includes investments or other assets on the annual assessment date which may subject shareholders to the Florida intangible personal property tax, the Fund shall so notify the Shareholders.


     THE NEW JERSEY SERIES - SPECIAL TAX CONSIDERATIONS. Under existing New Jersey law, as long as the New Jersey Series qualifies as a "qualified investment fund," shareholders of the New Jersey Series may exclude certain distributions from the New Jersey Series from gross income for purposes of calculating the New Jersey gross income tax imposed on individuals, estates and certain trusts. Distributions permitted to be excluded are those that are attributable to interest or gain from obligations (1) issued by or on behalf of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey, or (2) statutorily free from New Jersey or local taxation under other acts of New Jersey or under the laws of the United States.

     A "qualified investment fund", as defined by applicable New Jersey law, is any investment company or trust registered with the Securities Exchange Commission, or any series of such investment company or trust, which, for the calendar year in which the distribution is paid, (a) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto; and (b) has not less than 80% of the aggregate principal amount of all its investments, excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized by section 851(b) of the federal Internal Revenue Code, 26 U.S.C. (section) 851(b), cash and cash items (including receivables), in obligations of the types described in the preceding paragraph. Failure to satisfy the "80% investment test" described in clause (b) of the preceding sentence, even if necessary to maintain a "defensive" position, would cause all distributions from the New Jersey Series to be included in the gross income of shareholders for purposes of calculating the New Jersey gross income tax.

     The foregoing exclusion applies only to shareholders who are individuals, estates, and trusts, subject to the New Jersey gross income tax. That tax does not apply to corporations, and while certain qualifying distributions are exempt from corporation income tax, all distributions will be reflected in the net income tax base for purposes of computing the corporation business tax.


     The New Jersey Series will notify shareholders by February 15 of each calendar year as to the portion of its distributions for the preceding calendar year that is exempt from federal income and New Jersey income taxes.


     THE PENNSYLVANIA SERIES - SPECIAL TAX CONSIDERATIONS. Individual shareholders of the Pennsylvania Series resident in the Commonwealth of Pennsylvania will not be subject to Pennsylvania personal income tax on distributions received from the Pennsylvania Series to the extent such distributions are attributable to interest on tax-exempt obligations of the Commonwealth, its agencies, authorities and political subdivisions or obligations of the United States or of the Governments of Puerto Rico, the Virgin Islands and Guam. Other distributions from the Pennsylvania Series, including capital gains generally and interest on securities not described in the preceding sentence, generally will not be exempt from Pennsylvania Personal Income Tax.

     Other than the School District of Philadelphia, political subdivisions of the Commonwealth have not been authorized to impose an unearned income tax upon resident individuals. Individual shareholders who reside in the Philadelphia School District will not be subject to the School District Unearned Income Tax on (i) distributions received from the Pennsylvania Series to the extent that such distributions are exempt from Pennsylvania Personal Income Tax, or (ii) distributions of capital gains income by the Pennsylvania Series.

     Corporate shareholders who are subject to the Pennsylvania Corporate Net Income Tax will not be subject to that tax on distributions by the Pennsylvania Series that qualify as "exempt-interest dividends" under Section 852(b)(5) of the U.S. Internal Revenue Code or are attributable to interest on obligations of the United States or agencies or instrumentalities thereof. For Capital Stock/Foreign Franchise Tax purposes, corporate shareholders must normally reflect their investment in the Pennsylvania Series and the dividends received thereon in the determination of the taxable value of their capital stock.

     The Pennsylvania Series will not be subject to Corporate Net Income Tax or other corporate taxation in Pennsylvania.

     A Pennsylvania statute purports to authorize most counties to impose a tax on intangible personal property of their residents. Although this tax is presently under constitutional challenge in the courts, some counties may attempt to levy the tax. Shares in the Pennsylvania Series constitute intangible personal property. However, shares in the Pennsylvania Series will not be subject to intangible personal property taxation to the extent that the intangible personal property owned in the portfolio of the Pennsylvania Series would not be subject to such taxation if owned directly by a resident of Pennsylvania. The Pennsylvania Series will invest predominantly in obligations of the Commonwealth, its agencies, authorities and political subdivisions, or obligations of the United States or the Governments of Puerto Rico, the Virgin Islands or Guam, which obligations are not subject to intangible personal property taxation in Pennsylvania. Only the fraction, if any, of the value of the Pennsylvania Series' portfolio not invested in securities described in the preceding sentence would be subject to any applicable intangible personal property tax.


X. UNDERWRITERS
--------------------------------------------------------------------------------
     The shares of each Series are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."


XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

     As discussed in the Prospectus, from time to time each Series of the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature. The yield of each Series is calculated for any 30-day period as follows: the amount of interest income for each security in a particular Series' portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Series' gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income". The resulting amount is divided by the product of the net asset value per share of that Series on the last day of the period multiplied by the average number of the Series' shares outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. For the 30 day period ended November 30, 2000, the yields, calculated pursuant to the formula described above, for the Arizona Series, the Florida Series, the New Jersey Series and the Pennsylvania Series were 4.48%, 4.53%, 4.66% and 4.81%, respectively.



     To determine interest income from debt obligations, a yield-to-maturity, expressed as a percentage, is determined for obligations held at the beginning of the period, based on the current market value of the security plus accrued interest, generally as of the end of the month preceding the 30-day period, or, for obligations purchased during the period, based on the cost of the security (including accrued interest). The yield-to-maturity is multiplied by the market value (plus accrued interest) for each security and the result is divided by 360 and multiplied by 30 days or the number of days the security was held during the period, if less. Modifications are made for determining yield-to-maturity on certain tax-exempt securities.



     Each Series of the Fund may also quote a "tax-equivalent yield" determined by dividing the tax- exempt portion of the quoted yield by 1 minus the stated income tax rate and adding the result to the portion of the yield that is not tax-exempt. The tax-equivalent yield for the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series based upon a combined Federal and respective State personal income tax bracket of 42.64%, 39.60%, 43.45%, and 41.29% respectively for the 30 day period ended November 30, 2000, were 7.81%, 7.50%, 8.24% and 8.19%, respectively, based upon the respective yields quoted above.



     Each Series' "average annual total return" represents an annualization of that Series' total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Fund's operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which is reduced by the initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result.



     The average annual total returns of the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series for the fiscal year ended November 30, 2000, for the five years ended November 30, 2000 and for the period January 15, 1991 (commencement of operations) (April 30, 1991 for the Arizona Series) through November 30, 2000 were:

                                                                              AVERAGE ANNUAL
                                                                               TOTAL RETURN
                                                                                FOR PERIOD
                                                                                   FROM
                                   AVERAGE ANNUAL        AVERAGE ANNUAL        COMMENCEMENT
                                  TOTAL RETURN FOR      TOTAL RETURN FOR       OF OPERATIONS
                                 FISCAL YEAR ENDED      FIVE YEARS ENDED          THROUGH
SERIES                           NOVEMBER 30, 2000     NOVEMBER 30, 2000     NOVEMBER 30, 2000
-----------------------------   -------------------   -------------------   ------------------
Arizona Series ..............           3.12%                 3.44%                 5.78%
Florida Series ..............           3.40%                 3.82%                 6.20%
New Jersey Series ...........           3.03%                 3.94%                 6.28%
Pennsylvania Series .........           3.71%                 3.75%                 6.20%


     In addition to the foregoing, each Series of the Fund may advertise its total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the imposition of the maximum front-end sales charge, which, if reflected would reduce the performance quoted. For example, the average annual total return of each Series of the Fund may be calculated in the manner described above but without the deduction for any applicable sales charge.


     Based on this calculation, the average annual total returns (without deduction for applicable sales charge) for the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series for the fiscal year ended November 30, 2000, for the five years ended November 30, 2000 and for the period January 15, 1991 (April 30, 1991 for the Arizona Series) through November 30, 2000 were:



                                                                                      AVERAGE ANNUAL
                                   AVERAGE ANNUAL          AVERAGE ANNUAL              TOTAL RETURN
                                    TOTAL RETURN            TOTAL RETURN          (WITHOUT DEDUCTION FOR
                               (WITHOUT DEDUCTION OF   (WITHOUT DEDUCTION FOR         SALES CHARGE)
                                   SALES CHARGE)            SALES CHARGE)       FOR PERIOD OF COMMENCEMENT
                               FOR FISCAL YEAR ENDED    FOR FIVE YEARS ENDED      OF OPERATIONS THROUGH
SERIES                           NOVEMBER 30, 2000        NOVEMBER 30, 2000         NOVEMBER 30, 2000
----------------------------- ----------------------- ------------------------ ---------------------------
Arizona Series ..............           7.42%                    4.28%                     6.23%
Florida Series ..............           7.70%                    4.67%                     6.63%
New Jersey Series ...........           7.32%                    4.79%                     6.72%
Pennsylvania Series .........           8.03%                    4.60%                     6.64%



     In addition, the Fund may compute its aggregate total return for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns for the fiscal year ended November 30, 2000, for the five years ended November 30, 2000 and for the period January 15, 1991 (April 30, 1991 for the Arizona Series) through November 30, 2000 were:



                                                                                     TOTAL RETURN
                                                                              FOR PERIOD OF COMMENCEMENT
                                    TOTAL RETURN           TOTAL RETURN             OF OPERATIONS
                               FOR FISCAL YEAR ENDED   FOR FIVE YEARS ENDED            THROUGH
SERIES                           NOVEMBER 30, 2000       NOVEMBER 30, 2000        NOVEMBER 30, 2000
----------------------------- ----------------------- ---------------------- ---------------------------
Arizona Series ..............           7.42%                  23.34%                    78.51%
Florida Series ..............           7.70%                  25.64%                    88.59%
New Jersey Series ...........           7.32%                  26.35%                    90.12%
Pennsylvania Series .........           8.03%                  25.24%                    88.62%

     The Fund may also advertise the growth of the hypothetical investments of $10,000, $50,000 and $100,000 in shares of any Series of the Fund by adding 1 to the respective Series' aggregate total return to date and multiplying by $9,600, $48,375 or $97,250 ($10,000, $50,000 or $100,000 adjusted for a 4.0%, 3.25% and
2.75% sales charge). Investments of $10,000 adjusted for a 4.0% sales charge in the Arizona Series, Florida Series, New Jersey Series, and Pennsylvania Series at inception would have grown to the following amounts as of November 30, 2000:


                                    INVESTMENT AT COMMENCEMENT
                                         OF OPERATIONS OF
                                -----------------------------------
SERIES                           $10,000     $50,000      $100,000
-----------------------------   ---------   ---------   -----------
Arizona Series ..............    $17,137     $86,354      $173,601
Florida Series ..............    $18,105     $91,230      $183,404
New Jersey Series ...........    $18,252     $91,971      $184,892
Pennsylvania Series .........    $18,107     $91,245      $183,433



     Each Series of the Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.

XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EXPERTS. The financial statements of the Fund for the fiscal year ended November 30, 2000 included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.



                                   * * * * *

     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
PORTFOLIO SUMMARY November 30, 2000 (unaudited)




                                                ARIZONA    FLORIDA    NEW JERSEY   PENNSYLVANIA
                                                SERIES      SERIES      SERIES        SERIES
                                              ---------- ----------- ------------ -------------
Credit Ratings (1):
  Aaa or AAA ................................       49%          75%         64%          67%
  Aa or AA ..................................       34           10          14           14
  A or A ....................................       17           12          19            8
  Baa or BBB ................................       --            3          --           11
  Ba or BB ..................................       --           --          --           --
  Non-Rated (2) .............................       --           --           3           --
Long-Term Portfolio Distribution by Call Date
  2000 ......................................       --           --          --           --
  2001 ......................................       10%          14%         12%           7%
  2002 ......................................       29           28          24           22
  2003 ......................................        7            4           5           11
  2004 ......................................        9           --          --           --
  2005 ......................................        2            6          10            2
  2006 ......................................       --            7           3            4
  2007 ......................................       --            5           3            3
  2008 ......................................       14            7          15           25
  2009 ......................................        6            7           9            9
  2010+ .....................................       23           22          19           17
Average Weighted (3):
  Maturity ..................................    17 Years     18 Years    18 Years     18 Years
  Call Protection  ..........................     5 Years      6 Years     5 Years      6 Years
  Modified Duration .........................     7 Years      6 Years     6 Years      8 Years
Per Share Net Asset Value:
  November 30, 1999 .........................    $  9.90      $ 10.10     $ 10.22      $ 10.19
  November 30, 2000 .........................    $ 10.12      $ 10.35     $ 10.44      $ 10.46
Distributions (4) ...........................    $  0.49      $  0.50     $  0.50      $  0.52
Total Return (5):
  12 months ended 11/30/00 ..................       7.42%        7.70%       7.32%        8.03%

---------------
(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(2) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.
(3)    Includes short-term securities.
(4) Includes all income dividends and capital gains distributions, if any, paid by each Series for the year ended November 30, 2000.
(5) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus compounded, reinvested dividends and do not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA PORTFOLIO OF INVESTMENTS November 30, 2000


 PRINCIPAL
 AMOUNT IN                                                                                    COUPON   MATURITY
 THOUSANDS                                                                                     RATE      DATE         VALUE
-----------                                                                                  -------- ---------- --------------
              ARIZONA TAX-EXEMPT MUNICIPAL BONDS (95.1%)
              General Obligation (11.5%)
 $     500    Paradise Valley Unified School District #69, Ser B 1995 (MBIA) ............... 5.25%    07/01/15    $   501,175
              Phoenix,
     1,000    Refg Ser 1992 ................................................................ 6.375    07/01/13      1,044,390
     1,000    Refg Ser 2000 ................................................................ 5.875    07/01/18      1,052,710
     1,000    Puerto Rico, Public Improvement Ser 1998 (MBIA) .............................. 6.00     07/01/16      1,113,080
 ---------                                                                                                        -----------
     3,500                                                                                                          3,711,355
 ---------                                                                                                        -----------
              Educational Facilities Revenue (6.3%)
     1,000    Arizona Board of Regents, Arizona State University Ser 1992 A ................ 5.50     07/01/19      1,003,050
     1,000    University Arizona, Telecommunications Ser 1991 COPs ......................... 6.50     07/15/12      1,045,250
 ---------                                                                                                        -----------
     2,000                                                                                                          2,048,300
 ---------                                                                                                        -----------
              Electric Revenue (5.4%)
       820    Salt River Project Agricultural Improvement & Power District,
              Refg 1992 Ser D .............................................................. 6.25     01/01/27        841,164
     1,000    Puerto Rico Electric Power Authority, Power Ser DD (FSA) ..................... 4.50     07/01/19        909,190
 ---------                                                                                                        -----------
     1,820                                                                                                          1,750,354
 ---------                                                                                                        -----------
              Hospital Revenue (7.9%)
     1,500    Maricopa County Industrial Development Authority, Catholic Healthcare West
              1992 Ser A (MBIA) ............................................................ 5.75     07/01/11      1,542,390
     1,000    Pima County Industrial Development Authority, Carondelet Health Care Corp
 ---------
              Ser 1993 (MBIA) .............................................................. 5.25     07/01/13      1,019,350
                                                                                                                  -----------
     2,500                                                                                                          2,561,740
 ---------                                                                                                        -----------
              Industrial Development/Pollution Control Revenue (11.1%)
     1,000    Greenlee County Industrial Development Authority, Phelps Dodge Corp
              Refg 1994 .................................................................... 5.45     06/01/09        981,750
     1,000    Mohave County Industrial Development Authority, Citizens Utilities Co
              1993 Ser B (AMT) ............................................................. 5.80     11/15/28        910,280
     1,700    Santa Cruz County Industrial Development Authority, Citizens Utilities Co
 ---------
              Ser 1991 (AMT) ............................................................... 7.15     02/01/23      1,701,853
                                                                                                                  -----------
     3,700                                                                                                          3,593,883
 ---------                                                                                                        -----------
              Mortgage Revenue -- Multi-Family (2.9%)
       910    Pima County Industrial Development Authority, Rancho Mirage Ser 1992
 ---------
              (AMT) (AGRC) ................................................................. 7.05     04/01/22        942,614
                                                                                                                  -----------
              Mortgage Revenue -- Single Family (3.2%)
     1,000    Maricopa County Industrial Development Authority, Ser 2000 -- 1C (AMT) ....... 6.25     12/01/30      1,033,320
 ---------                                                                                                        -----------
              Public Facilities Revenue (12.2%)
              Arizona,
       500    Refg Ser 1992 B COPs (Ambac) ................................................. 6.25     09/01/10        521,465
       500    Ser 1991 COPs (FSA) .......................................................... 6.25     09/01/11        515,280

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA PORTFOLIO OF INVESTMENTS November 30, 2000, continued


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE         VALUE
-----------                                                                                -------- ----------- --------------
 $   1,000    Phoenix Civic Improvement Corporation, Phoenix Municipal Courthouse
              Sr Lien Excise Tax Ser 1999 A .............................................. 5.25%    07/01/24     $   969,700
     1,000    Phoenix Industrial Development Authority, Capital Mall LLC Ser 2000
              (Ambac) (WI) ............................................................... 5.375    09/15/22         984,150
     1,000    Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
 ---------
              (Ambac)** .................................................................. 5.00     07/01/28         946,340
                                                                                                                 -----------
     4,000                                                                                                         3,936,935
 ---------                                                                                                       -----------
              Transportation Facilities Revenue (9.0%)
     1,000    Phoenix, Street & Highway User Refg Ser 1993 ............................... 5.125    07/01/11       1,011,140
     1,000    Tucson, Street & Highway User Sr Lien Refg Ser 1993 ........................ 5.50     07/01/09       1,031,370
     1,000    Puerto Rico Highway & Transportation Authority, Ser 1998 A ................. 4.75     07/01/38         872,810
 ---------                                                                                                       -----------
     3,000                                                                                                         2,915,320
 ---------                                                                                                       -----------
              Water & Sewer Revenue (21.9%)
       400    Arizona Wastewater Management Authority, Wastewater Ser 1992 A
              (Ambac) .................................................................... 5.95     07/01/12         413,720
     1,000    Arizona Water Infrastructure Finance Authority, Water Quality Ser 1998 A
              (MBIA) ..................................................................... 5.00     07/01/17         965,300
     1,000    Chandler, Water & Sewer Refg Ser 1992 (FGIC) ............................... 6.25     07/01/13       1,041,720
     1,000    Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) ........................... 6.50     07/01/22       1,066,160
     1,000    Mesa, Utility Ser 1998 (MBIA) .............................................. 4.50     07/01/18         897,960
     1,000    Phoenix Civic Improvement Corporation, Wastewater Refg Ser 1993** .......... 4.75     07/01/23         900,050
     1,000    Pima County Metropolitan Domestic Water Improvement District,
              Refg Ser 1999 (FGIC) ....................................................... 4.875    01/01/19         930,860
     1,000    Scottsdale Water & Sewer Refg Ser 1998 E ................................... 4.50     07/01/23         862,480
 ---------                                                                                                       -----------
     7,400                                                                                                         7,078,250
 ---------                                                                                                       -----------
              Refunded (3.7%)
     1,150    Arizona Health Facilities Authority, Phoenix Baptist Hospital & Medical
 ---------
              Center Inc & Medical Environments Inc Ser 1992 (MBIA) (ETM) ................ 6.25     09/01/11       1,200,060
                                                                                                                 -----------
    30,980    TOTAL ARIZONA TAX-EXEMPT MUNICIPAL BONDS
 ---------
              (Cost $30,378,807) ............................................................................     30,772,131
                                                                                                                 -----------
              SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.7%)
       800    Tempe, Excise Tax Ser 1998 (Demand 12/01/00) ............................... 4.25*    07/01/23         800,000
     1,000    Tucson, Water Refg Ser 1991 ................................................ 6.50     07/01/01+      1,030,170
 ---------                                                                                                       -----------
     1,800
 ---------
              TOTAL SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS
              (Cost $1,780,803) .............................................................................      1,830,170
                                                                                                                 -----------
 $  32,780    TOTAL INVESTMENTS (Cost $32,159,610) (a) ..........................................   100.8 %       32,602,301
 =========
              LIABILITIES IN EXCESS OF OTHER ASSETS .............................................   (0.8)           (273,708)
                                                                                                    --------     -----------
              NET ASSETS ........................................................................   100.0 %      $32,328,593
                                                                                                    =========    ===========



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA PORTFOLIO OF INVESTMENTS November 30, 2000, continued

---------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
ETM      Escrowed to maturity.
WI       Security purchased on a "when-issued" basis.
+        Prerefunded to call date shown.
*        Current coupon of variable rate demand obligation.
** These securities are segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $829,358 and the aggregate gross unrealized depreciation is $386,667, resulting in net unrealized appreciation of $442,691.

Bond Insurance:
---------
AGRC     Asset Guaranty Reinsurance Company.
Ambac    Ambac Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.




                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES

PORTFOLIO OF INVESTMENTS November 30, 2000


 PRINCIPAL
 AMOUNT IN                                                                                    COUPON   MATURITY
 THOUSANDS                                                                                     RATE      DATE         VALUE
-----------                                                                                  -------- ---------- --------------
              FLORIDA TAX-EXEMPT MUNICIPAL BONDS (93.7%)
              General Obligation (3.2%)
 $  1,500     Florida Board of Education, Capital Outlay Refg Ser 1992 A ................... 6.40%    06/01/19    $ 1,550,790
 --------                                                                                                         -----------
              Educational Facilities Revenue (3.2%)
    1,500     Volusia County Educational Facilities Authority, Embry-Riddle
 --------
                Aeronautical University Ser 1996 A ......................................... 6.125    10/15/16      1,541,790
                                                                                                                  -----------
              Electric Revenue (18.2%)
    2,000     Jacksonville Electric Authority, St Johns River Power Park Issue 2 Ser 7 ..... 5.50     10/01/14      2,019,140
    4,000     Lakeland Refg Ser 1999 A (MBIA) .............................................. 0.00     10/01/14      1,905,480
    1,000     Orlando Utilities Commission, Refg Ser 1993 A ................................ 5.25     10/01/14      1,004,160
              Puerto Rico Electric Power Authority,
    2,000      Power Ser O ................................................................. 5.00     07/01/12      1,999,920
    2,000      Power Ser DD (FSA) .......................................................... 4.50     07/01/19      1,818,380
 --------                                                                                                         -----------
   11,000                                                                                                           8,747,080
 --------                                                                                                         -----------
              Hospital Revenue (10.7%)
    1,000     Alachua County Health Facilities Authority, Shands Teaching Hospital &
                Clinics Ser 1996 A (MBIA) .................................................. 6.25     12/01/11      1,109,470
    1,000     Jacksonville, University Medical Center Inc Ser 1992 (Connie Lee) ............ 6.60     02/01/21      1,039,770
    1,000     Orange County Health Facilities Authority, Adventist Health/Sunbelt
                Ser 1995 (Ambac) ........................................................... 5.25     11/15/20        965,210
      930     Polk County Industrial Development Authority, Winter Haven Hospital
                1985 Ser 2 (MBIA) .......................................................... 6.25     09/01/15        979,783
    1,000     Tampa, Catholic Health East Ser 1998 A-1 (MBIA) .............................. 5.50     11/15/14      1,025,490
 --------                                                                                                         -----------
    4,930                                                                                                           5,119,723
 --------                                                                                                         -----------
              Industrial Development/Pollution Control Revenue (8.6%)
              Citrus County,
      500       Florida Power Corp Refg Ser 1992 B ......................................... 6.35     02/01/22        514,335
    2,000       Florida Power Corp Refg Ser 1992 A ......................................... 6.625    01/01/27      2,074,120
    1,500     St Johns County Industrial Development Authority, Professional Golf Hall
 --------
                of Fame Ser 1996 (MBIA) .................................................... 5.80     09/01/16      1,548,675
                                                                                                                  -----------
    4,000                                                                                                           4,137,130
 --------                                                                                                         -----------
              Mortgage Revenue -- Single Family (2.4%)
      180     Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA) .............. 7.00     03/01/13        184,934
      935     Puerto Rico Housing Finance Corpration, Portfolio One GNMA-Backed
 --------
                Ser C ...................................................................... 6.85     10/15/23        965,154
                                                                                                                  -----------
    1,115                                                                                                           1,150,088
 --------                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES

 PRINCIPAL
 AMOUNT IN                                                                                   COUPON     MATURITY
 THOUSANDS                                                                                    RATE        DATE           VALUE
-----------                                                                                --------- -------------- --------------
            Public Facilities Revenue (2.2%)
 $   1,000  Palm Beach County, Criminal Justice Ser 1997 (FGIC) .......................... 5.75%         06/01/13    $ 1,071,990
 ---------                                                                                                           -----------
            Recreational Facilities Revenue (2.2%)
     1,000  Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) .................. 6.15          10/01/20      1,032,350
 ---------                                                                                                           -----------
            Resource Recovery Revenue (2.2%)
     1,000  Lee County, Solid Waste Ser 1991 A (AMT) (MBIA) .............................. 6.50          10/01/13      1,033,090
 ---------
            Transportation Facilities Revenue (20.7%)
     1,000  Dade County, Aviation 1992 Ser B (AMT) (MBIA) ................................ 6.60          10/01/22      1,045,200
            Greater Orlando Aviation Authority,
     1,000    Ser 1997 (AMT) (FGIC) ...................................................... 5.75          10/01/11      1,058,650
       750    Ser 1992 A (AMT) (FGIC) .................................................... 6.50          10/01/12        785,437
     1,000  Hillsborough County Aviation Authority, Tampa Int'l Airport
              Refg Ser 1993 B (FGIC) ..................................................... 5.60          10/01/19      1,007,060
     1,500  Lee County, Refg Ser 1991 (Ambac) ............................................ 6.00          10/01/17      1,510,425
     2,000  Mid-Bay Bridge Authority, Refg Ser 1993 A (Ambac) ............................ 5.95          10/01/22      2,086,020
     1,500  Osceola County, Osceola Parkway (MBIA) ....................................... 6.10          04/01/17      1,552,950
     1,000  Puerto Rico Highway & Transportation Authority, Ser 1998 A ................... 4.75          07/01/38        872,810
 ---------                                                                                                           -----------
     9,750                                                                                                             9,918,552
 ---------                                                                                                           -----------
            Water & Sewer Revenue (15.9%)
     2,000  Dade County, Water & Sewer Ser 1995 (FGIC) ................................... 5.50          10/01/25      1,999,840
     1,500  Florida Governmental Utility Authority, Golden Gate Ser 1999 (Ambac) ......... 5.25          07/01/18      1,489,725
     2,000  Lee County, Water & Sewer 1999 Ser A (Ambac) ................................. 4.75          10/01/23      1,794,640
     1,000  Sunrise, Utility Refg Ser 1998 (Ambac) ....................................... 5.50          10/01/18      1,030,990
     1,500  Tampa Bay Water, Utility Ser 1998 B (FGIC) ................................... 4.75          10/01/27      1,327,155
 ---------                                                                                                           -----------
     8,000                                                                                                             7,642,350
 ---------                                                                                                           -----------
            Refunded (4.2%)
     2,000  Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) ............. 5.375         10/01/24      2,007,180
 ---------                                                                                                           -----------
    46,795  TOTAL FLORIDA TAX-EXEMPT MUNICIPAL BONDS
 ---------
            (Cost $43,961,304)....................................................................................... 44,952,123
            SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.1%)                                               -----------
     1,900  Collier County Health Facilities Authority, Cleveland Clinic Health Ser 1999
              (Demand 12/01/00) .......................................................... 4.10*         01/01/33      1,900,000
       500  South Broward Hospital District, Ser 1991 B & C (Ambac) ...................... 8.882++       05/01/01+       528,125
 ---------                                                                                                           -----------
     2,400  TOTAL SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 ---------
            (Cost $2,400,000)........................................................................................  2,428,125
                                                                                                                     -----------




                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                   VALUE
-----------                                                             --------------
$  49,195     TOTAL INVESTMENTS (Cost $46,361,304) (a)...       98.8%    $47,380,248
=========

              OTHER ASSETS IN EXCESS OF LIABILITIES .....        1.2         571,184
                                                               -----     -----------

              NET ASSETS ................................      100.0%    $47,951,432
                                                               =====     ===========

---------------
AMT         Alternative Minimum Tax.
ETM         Escrowed to maturity.
*           Current coupon of variable rate demand obligation.
+           Prerefunded to call date shown.
++          Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related short-term securities fluctuates.
(a)         The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,576,895 and the aggregate gross unrealized depreciation is $557,951, resulting in net unrealized appreciation of $1,018,944.

Bond Insurance:
Ambac       Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company -- A wholly owned subsidiary of Ambac
            Assurance Corporation.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS November 30, 2000


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE         VALUE
-----------                                                                               ---------- ---------- --------------
              NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (94.9%)
              General Obligation (3.9%)
              New Jersey,
 $    500       Refg Ser F .............................................................. 5.25%      08/01/14    $   506,215
    1,000       Ser 1998 ................................................................ 4.50       03/01/18        906,410
 --------                                                                                                        -----------
    1,500                                                                                                          1,412,625
 --------                                                                                                        -----------
              Educational Facilities Revenue (12.0%)
      500     New Jersey Economic Development Authority, The Seeing Eye Inc 1991 ........ 7.30       04/01/11        512,370
              New Jersey Educational Facilities Authority,
    1,000       Drew University 1998 Ser C (MBIA) ....................................... 5.00       07/01/17        970,560
    1,000       Princeton University Ser 1999 A ......................................... 4.75       07/01/25        897,030
      500       Rutgers, The State University Refg Ser R ................................ 6.50       05/01/13        521,515
    1,500       University of Medicine & Dentistry, 1997 Ser A (MBIA) ................... 5.00       09/01/17      1,456,155
 --------                                                                                                        -----------
    4,500                                                                                                          4,357,630
 --------                                                                                                        -----------
              Electric Revenue (4.1%)
    1,500     Puerto Rico Electric Power Authority, Power Ser O ......................... 5.00       07/01/12      1,499,940
 --------                                                                                                        -----------
              Hospital Revenue (14.0%)
              New Jersey Health Care Facilities Financing Authority,
    1,000       AHS Hospital Corp Ser 1997 A (Ambac) .................................... 6.00       07/01/13      1,088,620
    1,000       Atlantic City Medical Center Ser C ...................................... 6.80       07/01/11      1,043,680
    2,500       Robert Wood Johnson University Hospital, Ser 2000 ....................... 5.75       07/01/25      2,483,575
      465       Robert Wood Johnson University Hospital, Ser B (MBIA) ................... 6.625      07/01/16        479,373
 --------                                                                                                        -----------
    4,965                                                                                                          5,095,248
 --------                                                                                                        -----------
              Industrial Development/Pollution Control Revenue (4.2%)
      500     Middlesex County Pollution Control Financing Authority, Amerada Hess
                Corp Refg Ser 1992 ...................................................... 6.875      12/01/22        512,280
    1,000     Salem County Pollution Control Financing Authority, E I du Pont
 --------
                de Nemours & Co 1992 Ser A (AMT) ........................................ 6.125      07/15/22      1,023,510
                                                                                                                 -----------
    1,500                                                                                                          1,535,790
 --------                                                                                                        -----------
              Mortgage Revenue - Multi-Family (15.5%)
              New Jersey Housing & Mortgage Finance Agency,
    2,000       1995 Ser A (Ambac) ...................................................... 6.00       11/01/14      2,060,980
    2,000       Home Buyer Ser 2000 CC (MBIA) (AMT) ..................................... 5.875      10/01/31      2,002,040
    1,000       Presidential Plaza at Newport -- FHA Insured Mtges Refg 1991 Se1 ........ 7.00       05/01/30      1,037,450
      500       Rental 1991 Ser A (AMT) ................................................. 7.25       11/01/22        512,175
 --------                                                                                                        -----------
    5,500                                                                                                          5,612,645
 --------                                                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS November 30, 2000, continued


 PRINCIPAL
 AMOUNT IN                                                                                    COUPON     MATURITY
 THOUSANDS                                                                                     RATE        DATE         VALUE
-----------                                                                                ------------ ---------- --------------
              Nursing & Health Related Facilities Revenue (2.5%)
 $    870     New Jersey Health Care Facilities Financing Authority, Spectrum For Living
 --------
                -- FHA Insured Mortgage Refg Ser B ....................................... 6.50 %       02/01/22    $   902,338
                                                                                                                    -----------
              Public Facilities Revenue (2.6%)
    1,000     Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
 --------
                (Ambac) .................................................................. 5.00         07/01/28        946,340
                                                                                                                    -----------
              Recreational Facilities Revenue (3.8%)
              New Jersey Sports & Exposition Authority,
      500       State Contract 1993 Ser A ................................................ 5.50         09/01/23        501,405
    1,000       State Contract 1998 Ser A (MBIA) ......................................... 4.50         03/01/24        868,410
 --------                                                                                                           -----------
    1,500                                                                                                             1,369,815
 --------                                                                                                           -----------
              Resource Recovery Revenue (2.5%)
      900     Warren County Pollution Control Financing Authority, Warren Energy
 --------
                Resource Co Ltd Partnership Ser 1984 (MBIA) .............................. 6.60         12/01/07        893,943
                                                                                                                    -----------
              Transportation Facilities Revenue (13.2%)
    1,000     Delaware River Port Authority, Ser 1995 (FGIC) ............................. 5.50         01/01/26      1,003,440
    1,300     New Jersey Highway Authority, Sr Parkway Refg 1992 Ser ..................... 6.25         01/01/14      1,345,890
    1,000     New Jersey Transportation Trust Authority, 1998 Ser A (FSA) ................ 4.50         06/15/19        888,060
    1,500     Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC) #....... 5.75         05/01/15      1,543,485
 --------                                                                                                           -----------
    4,800                                                                                                             4,780,875
 --------                                                                                                           -----------
              Water & Sewer Revenue (13.8%)
    1,000     Atlantic City Municipal Utilities Authority, Refg Ser 1993 ................. 5.75         05/01/17      1,010,740
    1,000     Bergen County Utilities Authority, Water 1998 Ser A (FGIC) ................. 4.75         12/15/15        949,620
    1,000     Camden County Municipal Utilities Authority, Sewer Refg Ser 1997 (FGIC)..... 5.25         07/15/17        992,270
    1,000     Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA) .......... 6.00         07/15/13      1,043,830
    1,000     Passaic Valley Sewerage Commissioners, Ser 1992 D (Ambac) .................. 5.75         12/01/13      1,028,730
 --------                                                                                                           -----------
    5,000                                                                                                             5,025,190
 --------                                                                                                           -----------
              Refunded (2.8%)
    1,000     Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) ........... 5.375        10/01/24      1,003,590
 --------                                                                                                           -----------
   34,535     TOTAL NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS
 --------
              (Cost $33,723,634)................................................................................     34,435,969
                                                                                                                    -----------
              SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.3%)
      400     Gloucester County, Mobil Oil Refining Corp Ser 1993 A (Demand 12/06/00)..... 3.70*        12/01/03        400,000
      800     New Jersey Economic Development Authority, Foreign Trade Zone Ser 1998
 --------
                (Demand 12/01/00) ........................................................ 4.05*        12/01/07        800,000
                                                                                                                    -----------
    1,200
 --------
              TOTAL SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS
              (Cost $1,200,000).................................................................................      1,200,000
                                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS November 30, 2000, continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                               VALUE
-----------                                                         --------------
 $ 35,735     TOTAL INVESTMENTS (Cost $34,923,634) (a)   98.2%       $35,635,969
 ========
              OTHER ASSETS IN EXCESS OF LIABILITIES .     1.8            669,592
                                                                     -----------

              NET ASSETS ............................   100.0%       $36,305,561
                                                                     ===========

---------------
AMT    Alternative Minimum Tax.
ETM    Escrowed to maturity.
#      Joint exemption in New York and New Jersey.
*      Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,008,366 and the aggregate gross unrealized depreciation is $296,031, resulting in net unrealized appreciation of $712,335.

Bond Insurance:

Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA PORTFOLIO OF INVESTMENTS November 30, 2000


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON     MATURITY
 THOUSANDS                                                                                  RATE        DATE         VALUE
-----------                                                                             ------------ ---------- --------------
            PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (95.7%)
            General Obligation (6.9%)
 $  2,000   Berks County, Second Ser 1992 (FGIC) ......................................   5.75%      11/15/12    $ 2,027,980
    1,000   Delaware County, Ser 1999 .................................................   5.125      10/01/19        960,810
      600   Puerto Rico, Public Improvement Refg Ser 1992 A ...........................   6.00       07/01/14        618,072
 --------                                                                                                        -----------
    3,600                                                                                                          3,606,862
 --------                                                                                                        -----------
            Educational Facilities Revenue (7.3%)
    1,000   Delaware County Authority, Villanova University Ser 1995 (Ambac) ..........   5.80       08/01/25      1,016,140
            Pennsylvania Higher Educational Facilities Authority,
    1,000     Allegheny College Refg Ser 1998 A (MBIA) ................................   5.00       11/01/22        936,720
    1,000     University of Pennsylvania Ser 1998 .....................................   4.625      07/15/30        847,900
    1,000   Pennsylvania State University, Second Refg Ser 1992 .......................   5.50       08/15/16      1,007,240
 --------                                                                                                        -----------
    4,000                                                                                                          3,808,000
 --------                                                                                                        -----------
            Electric Revenue (3.5%)
            Puerto Rico Electric Power Authority,
    1,000     Power Ser DD (FSA) ......................................................   4.50       07/01/19        909,190
    1,000     Ser GG (FSA) ............................................................   4.75       07/01/21        918,610
 --------                                                                                                        -----------
    2,000                                                                                                          1,827,800
 --------                                                                                                        -----------
            Hospital Revenue (14.6%)
            Allegheny County Hospital Development Authority,
    1,000     Catholic Health East Health Ser 1998 A (Ambac) ..........................   4.875      11/15/26        865,600
    1,000     Presbyterian University Health Inc Ser 1992 B (MBIA) ....................   6.00       11/01/12      1,039,370
    2,000   Delaware County Authority, Catholic Health East Health Ser 1998 A
              (Ambac) .................................................................   4.875      11/15/26      1,731,200
            Philadelphia Hospitals & Higher Education Facilities Authority,
    1,750     Chestnut Hill Hospital Ser of 1992 ......................................   6.375      11/15/11      1,704,955
    1,000     Children's Hospital of Philadelphia Ser A of 1993 .......................   5.375      02/15/14        969,130
    1,250   Sayre Health Care Facilities Authority, Ser 1985 (Ambac) ..................   7.15       12/01/10      1,302,250
 --------                                                                                                        -----------
    8,000                                                                                                          7,612,505
 --------                                                                                                        -----------
            Industrial Development/Pollution Control Revenue (3.9%)
    2,000   Carbon County Industrial Development Authority, Panther Creek Partners
 --------
              Refg 2000 Ser (AMT) .....................................................   6.65       05/01/10      2,022,840
                                                                                                                 -----------
            Mortgage Revenue - Multi-Family (1.0%)
      500   Pennsylvania Housing Finance Agency, Ser 1992-35 D (AMT) ..................  7.553++     04/01/25        508,125
 --------                                                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA PORTFOLIO OF INVESTMENTS November 30, 2000, continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON      MATURITY
 THOUSANDS                                                                                    RATE         DATE        VALUE
-----------                                                                             --------------- ---------- -------------
            Mortgage Revenue - Single Family (5.9%)
            Pennsylvania Housing Finance Agency,
  $ 1,000     Ser 1991-31 C (AMT) .....................................................    9.153++%     10/01/23    $ 1,058,750
    1,500     Ser 2000-70 A (AMT) .....................................................    5.90         04/01/31      1,499,865
      480   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
  -------
              Ser C ...................................................................    6.85         10/15/23        495,480
                                                                                                                    -----------
    2,980                                                                                                             3,054,095
  -------                                                                                                           -----------
            Recreational Facilities Revenue (3.2%)
    2,000   Philadelphia Industrial Development Authority, The Franklin Institute
  -------
              Ser 1998 ................................................................    5.20         06/15/26      1,671,500
                                                                                                                    -----------
            Resource Recovery Revenue (2.0%)
    1,000   Montgomery County Industrial Development Authority, Ser 1989 ..............    7.50         01/01/12      1,023,130
  -------                                                                                                           -----------
            Student Loan Revenue (3.1%)
            Pennsylvania Higher Education Assistance Agency,
    1,000     1988 Ser D (AMT) (Ambac) ................................................    6.05         01/01/19      1,016,710
      500     1991 Ser B (AMT) (Ambac) ................................................   8.81   ++     09/01/26        611,875
  -------                                                                                                           -----------
    1,500                                                                                                             1,628,585
  -------                                                                                                           -----------
            Transportation Facilities Revenue (23.4%)
    1,000   Guam, Highway 1992 Ser A (FSA) ............................................    6.30         05/01/12      1,041,020
            Allegheny County, Greater Pittsburgh Int'l Airport
    1,000     Ser 1997 B (MBIA) .......................................................    5.00         01/01/19        953,030
      500     Ser 1992 (AMT) (FSA) ....................................................    6.625        01/01/22        519,070
    2,000   Delaware River Port Authority, Ser 1995 (FGIC) ............................    5.50         01/01/26      2,006,880
            Pennsylvania Turnpike Commission,
    2,000     Ser O 1992 (FGIC) .......................................................    6.00         12/01/12      2,080,280
    2,000     Ser A 1998 (Ambac) ......................................................    4.75         12/01/27      1,770,060
    1,000   Philadelphia Industrial Development Authority, Philadelphia Airport
              Ser 1998 A (AMT) (FGIC) .................................................    5.00         07/01/23        910,820
    1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) ....................    5.875        12/01/12      1,031,390
    1,000   Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC) .....    5.25         03/01/18        985,420
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................    4.75         07/01/38        872,810
  -------                                                                                                           -----------
   12,500                                                                                                            12,170,780
  -------                                                                                                           -----------
            Water & Sewer Revenue (12.6%)
    2,000   Allegheny County Sanitary Authority, Sewer Ser 2000 (MBIA) ................    5.50         12/01/24      2,000,000
    1,000   Pennsylvania Finance Authority, Penn Hills Ser A 2000 (FGIC) ..............    5.50         12/01/22        994,950
    2,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) ..........................    6.25         08/01/11      2,225,620
    2,000   Pittsburgh Water & Sewer Authority, 1998 Ser B (FGIC) .....................    0.00         09/01/28        408,840
    1,000   West Mifflin Sanitary Sewer Municipal Authority, Ser 1998 (MBIA) ..........    5.00         08/01/23        933,990
  -------                                                                                                           -----------
    8,000                                                                                                             6,563,400
  -------                                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA PORTFOLIO OF INVESTMENTS November 30, 2000, continued


 PRINCIPAL
 AMOUNT IN                                                                            COUPON      MATURITY
 THOUSANDS                                                                             RATE         DATE         VALUE
-----------                                                                        ------------ ------------ -------------
            Other Revenue (8.1%)
  $ 1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 ............... 6.60 %        11/01/09     $ 1,598,790
    2,750   Philadelphia, Gas Works Second Ser 1998 (FSA) ........................ 5.00          07/01/18       2,594,680
  -------                                                                                                     -----------
    4,250                                                                                                       4,193,470
  -------                                                                                                     -----------
            Refunded (0.2%)
      115   Lehigh County Industrial Development Authority, Strawbridge & Clothier
  -------
              Refg Ser of 1991 (ETM) ............................................. 7.20          12/15/01         118,205
                                                                                                              -----------
   52,445   TOTAL PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS
  -------
            (Cost $49,831,415)............................................................................     49,809,297
                                                                                                              -----------
            SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.5%)
            Lehigh County,
    1,000     Lehigh Valley Hospital Ser 1997 A (Ambac) (Demand 12/01/00) ........ 4.10*         07/01/28       1,000,000
      300     Lehigh Valley Hospital Ser 1999 B (MBIA) (Demand 12/01/00) ......... 4.10*         07/01/29         300,000
  -------                                                                                                     -----------
    1,300   TOTAL SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------
            (Cost $1,300,000).............................................................................      1,300,000
                                                                                                              -----------
  $53,745   TOTAL INVESTMENTS (Cost $51,131,415) (a).........................................     98.2%        51,109,297
  =======
            OTHER ASSETS IN EXCESS OF LIABILITIES ...........................................      1.8            931,745
                                                                                                              -----------
            NET ASSETS ......................................................................    100.0%       $52,041,042
                                                                                                              ===========



---------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
++ Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related short-term securities fluctuates.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,178,554 and the aggregate gross unrealized depreciation is $1,200,672, resulting in net unrealized depreciation of $22,118.

Bond Insurance:

Ambac    Ambac Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
November 30, 2000


                                                                ARIZONA        FLORIDA      NEW JERSEY     PENNSYLVANIA
                                                            -------------- -------------- -------------- ---------------
ASSETS:
Investments in securities, at value* ......................  $32,602,301    $47,380,248    $35,635,969     $51,109,297
Cash ......................................................        6,720          7,153         73,925          81,608
Receivable for:
  Interest ................................................      674,888        610,561        597,755         793,698
  Investment sold .........................................           --             --             --          85,000
  Shares of beneficial interest sold ......................       58,234          1,824         40,832          29,585
Prepaid expenses ..........................................        8,188          6,185          6,017           5,645
                                                             -----------    -----------    -----------     -----------
  TOTAL ASSETS ............................................   33,350,331     48,005,971     36,354,498      52,104,833
                                                             -----------    -----------    -----------     -----------
LIABILITIES:
Payable for:
  Investment purchased ....................................      983,611             --             --              --
  Investment management fee ...............................        9,240         13,722         10,326          14,818
  Dividends to shareholders ...............................        8,087         13,271         10,058          14,719
  Shares of beneficial interest repurchased ...............           --             --          6,500              --
  Plan of distribution fee ................................        3,960          5,881          4,425           6,351
Accrued expenses ..........................................       16,840         21,665         17,628          27,903
                                                             -----------    -----------    -----------     -----------
  TOTAL LIABILITIES .......................................    1,021,738         54,539         48,937          63,791
                                                             -----------    -----------    -----------     -----------
  NET ASSETS ..............................................  $32,328,593    $47,951,432    $36,305,561     $52,041,042
                                                             ===========    ===========    ===========     ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital ...........................................  $32,177,533    $47,147,665    $35,851,118     $52,053,251
Accumulated undistributed net realized gain (loss) ........     (291,631)      (215,177)      (257,892)          9,909
Net unrealized appreciation (depreciation) ................      442,691      1,018,944        712,335         (22,118)
                                                             -----------    -----------    -----------     -----------
  NET ASSETS ..............................................  $32,328,593    $47,951,432    $36,305,561     $52,041,042
                                                             ===========    ===========    ===========     ===========
  *COST ...................................................  $32,159,610    $46,361,304    $34,923,634     $51,131,415
                                                             ===========    ===========    ===========     ===========
  SHARES OF BENEFICIAL INTEREST OUTSTANDING ...............    3,194,342      4,632,076      3,478,768       4,975,260
                                                             ===========    ===========    ===========     ===========
NET ASSET VALUE PER SHARE
 (unlimited authorized shares of $.01 par value) ..........  $     10.12    $     10.35    $     10.44     $     10.46
                                                             ===========    ===========    ===========     ===========
MAXIMUM OFFERING PRICE PER SHARE
 (net asset value plus 4.17% of net asset value)** ........  $     10.54    $     10.78    $     10.88     $     10.90
                                                             ===========    ===========    ===========     ===========

---------------
**    On sales of $25,000 or more, the offering price is reduced.




                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENTS OF OPERATIONS
For the year ended November 30, 2000


                                                   ARIZONA       FLORIDA      NEW JERSEY    PENNSYLVANIA
                                                ------------- ------------- -------------- -------------
NET INVESTMENT INCOME:
INTEREST INCOME ...............................  $1,891,293    $2,786,326     $2,033,806    $2,870,717
                                                 ----------    ----------     ----------    ----------
EXPENSES
Investment management fee .....................     117,971       174,526        127,189       175,596
Plan of distribution fee ......................      49,709        74,281         53,554        74,633
Professional fees .............................      16,847        17,489         18,461        21,116
Transfer agent fees and expenses ..............      11,747        15,393         17,250        14,732
Shareholder reports and notices ...............      11,320        15,595         16,912        15,542
Registration fees .............................       8,840         4,856          5,096         4,562
Custodian fees ................................       2,245         3,075          2,431         3,278
Trustees' fees and expenses ...................       2,301         3,269          2,326         2,836
Other .........................................       6,707         6,997          6,465         7,232
                                                 ----------    ----------     ----------    ----------
  TOTAL EXPENSES ..............................     227,687       315,481        249,684       319,527
Less: expense offset ..........................      (2,243)       (3,072)        (2,428)       (3,273)
                                                 ----------    ----------     ----------    ----------
  NET EXPENSES ................................     225,444       312,409        247,256       316,254
                                                 ----------    ----------     ----------    ----------
  NET INVESTMENT INCOME .......................   1,665,849     2,473,917      1,786,550     2,554,463
                                                 ----------    ----------     ----------    ----------
NET REALIZED AND UNREALIZED (GAIN) LOSS:
Net realized (gain) loss ......................    (222,513)      (49,447)      (188,748)       16,559
Net change in unrealized depreciation .........     922,632     1,206,056        910,194     1,267,121
                                                 ----------    ----------     ----------    ----------
  NET GAIN ....................................     700,119     1,156,609        721,446     1,283,680
                                                 ----------    ----------     ----------    ----------
NET INCREASE ..................................  $2,365,968    $3,630,526     $2,507,996    $3,838,143
                                                 ==========    ==========     ==========    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                                         ARIZONA
                                                         ---------------------------------------
                                                             FOR THE YEAR        FOR THE YEAR
                                                                ENDED               ENDED
                                                          NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                         ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ..................................    $  1,665,849        $  1,900,085
Net realized loss ......................................        (222,513)            (69,115)
Net change in unrealized appreciation/depreciation .....         922,632          (2,859,823)
                                                            ------------        ------------
  NET INCREASE (DECREASE) ..............................       2,365,968          (1,028,853)
                                                            ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..................................      (1,665,849)         (1,900,085)
Net realized gain ......................................              --            (609,152)
                                                            ------------        ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ....................      (1,665,849)         (2,509,237)
                                                            ------------        ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ................................       1,279,621           3,943,050
Reinvestment of dividends and distributions ............         809,916           1,325,710
Cost of shares repurchased .............................      (7,328,257)         (6,518,686)
                                                            ------------        ------------
  NET DECREASE .........................................      (5,238,720)         (1,249,926)
                                                            ------------        ------------
  TOTAL DECREASE .......................................      (4,538,601)         (4,788,016)
NET ASSETS:
Beginning of period ....................................      36,867,194          41,655,210
                                                            ------------        ------------
  END OF PERIOD ........................................    $ 32,328,593        $ 36,867,194
                                                            ============        ============
SHARES ISSUED AND REPURCHASED:
Sold ...................................................         127,910             375,871
Reinvestment of dividends and distributions ............          81,507             127,464
Repurchased ............................................        (737,963)           (632,656)
                                                            ------------        ------------
  NET DECREASE .........................................        (528,546)           (129,321)
                                                            ============        ============

                                                                        FLORIDA
                                                         --------------------------------------
                                                             FOR THE YEAR       FOR THE YEAR
                                                                ENDED               ENDED
                                                          NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                         ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ..................................   $    2,473,917      $    2,720,903
Net realized loss ......................................          (49,447)           (165,729)
Net change in unrealized appreciation/depreciation .....        1,206,056          (4,099,311)
                                                           --------------      --------------
  NET INCREASE (DECREASE) ..............................        3,630,526          (1,544,137)
                                                           --------------      --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..................................       (2,473,917)         (2,720,903)
Net realized gain ......................................               --          (1,997,025)
                                                           --------------      --------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ....................       (2,473,917)         (4,717,928)
                                                           --------------      --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ................................        2,722,294           6,706,394
Reinvestment of dividends and distributions ............          822,027           1,979,787
Cost of shares repurchased .............................      (10,304,470)        (10,131,177)
                                                           --------------      --------------
  NET DECREASE .........................................       (6,760,149)         (1,444,996)
                                                           --------------      --------------
  TOTAL DECREASE .......................................       (5,603,540)         (7,707,061)
NET ASSETS:
Beginning of period ....................................       53,554,972          61,262,033
                                                           --------------      --------------
  END OF PERIOD ........................................   $   47,951,432      $   53,554,972
                                                           ==============      ==============
SHARES ISSUED AND REPURCHASED:
Sold ...................................................          268,269             623,037
Reinvestment of dividends and distributions ............           81,065             185,150
Repurchased ............................................       (1,018,846)           (953,641)
                                                           --------------      --------------
  NET DECREASE .........................................         (669,512)           (145,454)
                                                           ==============      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS, continued

                                                                       NEW JERSEY
                                                         ---------------------------------------
                                                             FOR THE YEAR        FOR THE YEAR
                                                                ENDED               ENDED
                                                          NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                         ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ..................................    $  1,786,550        $  1,926,757
Net realized gain (loss) ...............................        (188,748)            (69,142)
Net change in unrealized appreciation/depreciation .....         910,194          (2,840,301)
                                                            ------------        ------------
  NET INCREASE (DECREASE) ..............................       2,507,996            (982,686)
                                                            ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..................................      (1,786,550)         (1,926,757)
Net realized gain ......................................              --            (609,503)
                                                            ------------        ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ....................      (1,786,550)         (2,536,260)
                                                            ------------        ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ................................       2,590,941           3,899,668
Reinvestment of dividends and distributions ............         916,658           1,486,480
Cost of shares repurchased .............................      (6,489,866)         (5,103,832)
                                                            ------------        ------------
  NET INCREASE (DECREASE) ..............................      (2,982,267)            282,316
                                                            ------------        ------------
  TOTAL INCREASE (DECREASE) ............................      (2,260,821)         (3,236,630)
NET ASSETS:
Beginning of period ....................................      38,566,382          41,803,012
                                                            ------------        ------------
  END OF PERIOD ........................................    $ 36,305,561        $ 38,566,382
                                                            ============        ============
SHARES ISSUED AND REPURCHASED:
Sold ...................................................         252,942             362,856
Reinvestment of dividends and distributions ............          89,708             138,573
Repurchased ............................................        (636,814)           (478,651)
                                                            ------------        ------------
  NET INCREASE (DECREASE) ..............................        (294,164)             22,778
                                                            ============        ============

                                                                      PENNSYLVANIA
                                                         --------------------------------------
                                                             FOR THE YEAR       FOR THE YEAR
                                                                ENDED               ENDED
                                                          NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                         ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ..................................    $  2,554,463        $  2,537,112
Net realized gain (loss) ...............................          16,559              (6,646)
Net change in unrealized appreciation/depreciation .....       1,267,121          (4,132,749)
                                                            ------------        ------------
  NET INCREASE (DECREASE) ..............................       3,838,143          (1,602,283)
                                                            ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..................................      (2,554,463)         (2,537,112)
Net realized gain ......................................              --            (578,726)
                                                            ------------        ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ....................      (2,554,463)         (3,115,838)
                                                            ------------        ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ................................       6,517,781           3,894,419
Reinvestment of dividends and distributions ............       1,652,650           2,031,604
Cost of shares repurchased .............................      (6,472,183)         (5,957,035)
                                                            ------------        ------------
  NET INCREASE (DECREASE) ..............................       1,698,248             (31,012)
                                                            ------------        ------------
  TOTAL INCREASE (DECREASE) ............................       2,981,928          (4,749,133)
NET ASSETS:
Beginning of period ....................................      49,059,114          53,808,247
                                                            ------------        ------------
  END OF PERIOD ........................................    $ 52,041,042        $ 49,059,114
                                                            ============        ============
SHARES ISSUED AND REPURCHASED:
Sold ...................................................         637,816             359,418
Reinvestment of dividends and distributions ............         161,778             189,500
Repurchased ............................................        (637,898)           (560,476)
                                                            ------------        ------------
  NET INCREASE (DECREASE) ..............................         161,696             (11,558)
                                                            ============        ============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of four separate Series (the "Series"): the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.


E. EXPENSES -- Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, provides certain services in connection with the promotion of sales of Fund shares.

The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of Series shares. Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended November 30, 2000, the distribution fees were accrued at the following annual rates:


                       ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                      ---------   ---------   ------------   -------------
Annual Rate ......... 0.15%       0.15%       0.15%          0.15%
                      ====        ====        ====           ====

For the year ended November 30, 2000, the Distributor has informed the Fund that it received commissions from the sale of the Fund's shares of beneficial interest as follows:


                       ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                      ---------   ---------   ------------   -------------
Commissions .........  $30,079     $78,377       $72,306        $71,409
                       =======     =======       =======        =======

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the Fund's share of beneficial interest.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2000 were as follows:


                       ARIZONA         FLORIDA       NEW JERSEY     PENNSYLVANIA
                    -------------   -------------   ------------   -------------
Purchases .........  $3,009,920      $1,966,880      $6,439,820     $8,924,850
                     ==========      ==========      ==========     ==========
Sales .............  $5,427,079      $4,166,630      $7,335,346     $2,626,005
                     ==========      ==========      ==========     ==========

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended November 30, 2000 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:


                             ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                            ---------   ---------   ------------   -------------
Aggregate Pension Costs ....   $533        $798         $556            $721
                               ====        ====         ====            ====

Accrued Pension Liability ..  $8,115      $12,170      $8,360          $10,789
                              ======      =======      ======          =======

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2000, each of the Series had transfer agent fees and expenses payable as follows:



                                                    ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                                                   ---------   ---------   ------------   -------------
Transfer Agent Fees and Expenses Payable .........    $309        $27           $66            $451
                                                      ====        ===           ===            ====

5. FEDERAL INCOME TAX STATUS

During the year ended November 30, 2000, the Pennsylvania Series utilized its net capital loss carryover of approximately $7,000. At November 30, 2000, the following Series had approximate net capital loss carryovers which may be used to offset future capital gains to the extent provided by regulations:


AVAILABLE THROUGH
NOVEMBER 30,              2007          2008         TOTAL
--------------------   ----------   -----------   -----------
Arizona ............    $ 69,000     $223,000      $292,000
Florida ............     218,000       49,000       267,000
New Jersey .........      69,000      189,000       258,000


6. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.


7. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At November 30, 2000, the Florida Series and the Pennsylvania Series held positions in residual interest bonds having a total value of $528,125 and $2,178,750, respectively, which represent 1.1% and 4.2%, respectively, of each Series' net assets.


8. SERIES MERGERS

As of the close of business on July 21, 2000, the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series were merged into Morgan Stanley Dean Witter Tax-Exempt Securities Trust pursuant to four reorganization plans approved by shareholders of the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series, respectively.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

As of the close of business on July 21, 2000, the California Series merged into Morgan Stanley Dean Witter California Tax-Free Income Fund pursuant to a reorganization plan approved by the shareholders of the California Series.

As of the close of business on July 21, 2000, the New York Series merged into Morgan Stanley Dean Witter New York Tax-Free Income Fund pursuant to a reorganization plan approved by the shareholders of the New York Series.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




               NET ASSET                                                                                 TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
------------- ----------- ------------ ---------------- ------------ -------------- --------------- --------------
ARIZONA SERIES
1996           $  10.65     $  0.54        $ (0.06)       $  0.48       $ (0.54)             --        $ (0.54)
1997              10.59        0.53           0.05           0.58         (0.53)             --          (0.53)
1998              10.64        0.51           0.17           0.68         (0.51)             --          (0.51)
1999              10.81        0.49          (0.75)         (0.26)        (0.49)        $ (0.16)         (0.65)
2000               9.90        0.49           0.22           0.71         (0.49)             --          (0.49)
FLORIDA SERIES
1996              10.88        0.55          (0.02)          0.53         (0.55)             --          (0.55)
1997              10.86        0.54           0.11           0.65         (0.54)             --          (0.54)
1998              10.97        0.52           0.28           0.80         (0.52)             --          (0.52)
1999              11.25        0.50          (0.78)         (0.28)        (0.50)          (0.37)         (0.87)
2000              10.10        0.50           0.25           0.75         (0.50)             --          (0.50)
NEW JERSEY SERIES
1996              10.73        0.55          (0.03)          0.52         (0.55)             --          (0.55)
1997              10.70        0.53           0.18           0.71         (0.53)             --          (0.53)
1998              10.88        0.53           0.27           0.80         (0.53)             --          (0.53)
1999              11.15        0.51          (0.77)         (0.26)        (0.51)          (0.16)         (0.67)
2000              10.22        0.50           0.22           0.72         (0.50)             --          (0.50)
PENNSYLVANIA SERIES
1996              10.85        0.55             --           0.55         (0.55)             --          (0.55)
1997              10.85        0.54           0.14           0.68         (0.54)          (0.02)         (0.56)
1998              10.97        0.53           0.18           0.71         (0.53)             --          (0.53)
1999              11.15        0.52          (0.84)         (0.32)        (0.52)          (0.12)         (0.64)
2000              10.19        0.52           0.27           0.79         (0.52)             --          (0.52)

---------------
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)    Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                          RATIOS TO AVERAGE NET
                                                  ASSETS
                                      ------------------------------
   NET ASSET               NET ASSETS
     VALUE                   END OF                          NET      PORTFOLIO
     END OF       TOTAL      PERIOD                      INVESTMENT   TURNOVER
     PERIOD      RETURN+    (000'S)       EXPENSES         INCOME       RATE
--------------- --------- ----------- ---------------   ------------ ----------
 $      10.59     4.63 %    $46,248        0.65%(1)        5.12 %        9 %
         10.64    5.64       41,891        0.66 (1)        5.04          2
         10.81    6.56       41,655        0.65 (1)        4.77         30
          9.90   (2.53)      36,867        0.66 (1)        4.72         13
         10.12    7.42       32,329        0.67 (1)        4.93         10
         10.86    5.03       70,542        0.62 (1)        5.13         25
         10.97    6.10       65,088        0.62            5.02          7
         11.25    7.58       61,262        0.62 (1)        4.69         26
         10.10   (2.70)      53,555        0.64 (1)        4.69         13
         10.35    7.70       47,951        0.63 (1)        4.95          4
         10.70    4.93       44,829        0.66 (1)        5.23          5
         10.88    6.99       41,520        0.66            5.02         14
         11.15    7.49       41,803        0.67 (1)        4.77         21
         10.22   (2.44)      38,566        0.69            4.73         10
         10.44    7.32       36,306        0.69 (1)        4.90         20
         10.85    5.27       47,055        0.65 (1)        5.17         --
         10.97    6.53       44,056        0.66            5.01          8
         11.15    6.60       53,808        0.64 (1)        4.75         26
         10.19   (3.02)      49,059        0.64 (1)        4.83          6
         10.46    8.03       52,041        0.64 (1)        5.07          6

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST:

We have audited the accompanying statements of assets and liabilities of Morgan Stanley Dean Witter Multi-State Municipal Series Trust (the "Fund"), comprising, respectively, the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series, including the portfolios of investments, as of November 30, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended November 30, 1999 and the financial highlights for each of the respective stated periods ended November 30, 1999 were audited by other independent accountants whose report, dated January 26, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Multi-State Municipal Series Trust, comprising, respectively, the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series, as of November 30, 2000, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
January 11, 2001
                      2000 FEDERAL TAX NOTICE (unaudited)

      For the year ended November 30, 2000, the following percentages of each Series' net investment income dividends paid to its shareholders were exempt interest dividends, excludable from gross income for Federal income tax purposes:


ARIZONA        FLORIDA        NEW JERSEY       PENNSYLVANIA
---------     ---------      ------------     -------------
   100%          100%            100%             100%

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
CHANGE IN INDEPENDENT ACCOUNTS


On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.


The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES

OF MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST:

In our opinion, the statements of changes in net assets and the financial highlights of the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series (constituting the Morgan Stanley Dean Witter Multi-State Municipal Series Trust, hereafter referred to as the "Fund")(not presented separately herein) present fairly, in all material respects, the changes in its net assets for the year ended December 31, 1999 and the financial highlights for each of the years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. This financial statement and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. We have not audited the financial statements or financial highlights of the Fund for any period subsequent to December 31, 1999.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
January 26, 2000

APPENDIX
--------------------------------------------------------------------------------

RATINGS OF INVESTMENTS

MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

                            MUNICIPAL BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligation; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Conditional Rating: Bonds for which the security depends upon the completion of some act of the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Rating Refinements: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its municipal bond rating system. The modifier 1 indicates a mid- range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             MUNICIPAL NOTE RATINGS

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). MIG 1 denotes best quality and means there is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG 2 denotes high quality and means that margins of protection are ample although not as large as in MIG 1. MIG 3 denotes favorable quality and means that all security elements are accounted for but that the undeniable strength of the previous grades, MIG 1 and MIG 2, is lacking. MIG 4 denotes adequate quality and means that the protection commonly regarded as required of an investment security is present and that while the notes are not distinctly or predominantly speculative, there is specific risk.


                       VARIABLE RATE DEMAND OBLIGATIONS

     A short-term rating, in addition to the Bond or MIG ratings, designated VMIG may also be assigned to an issue having a demand feature. The assignment of the VMIG symbol reflects such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. The VMIG rating criteria are identical to the MIG criteria discussed above.


                           COMMERCIAL PAPER RATINGS

     Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. These ratings apply to Municipal commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Prime-2, Prime-3.

     Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations; and Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.


STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")


                            MUNICIPAL BOND RATINGS

     A Standard & Poor's municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
    Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


    Bonds rated AAA, AA, A and BBB are considered investment grade bonds.


BB Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.



B Debt rated "B" has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.


CCC Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.


CC The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.


C The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" debt rating.


Cl The rating "Cl" is reserved for income bonds on which no interest is being paid.


D Debt rated "D" is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


    Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


    Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.


    The foregoing ratings are sometimes followed by a "p" which indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion.

                            MUNICIPAL NOTE RATINGS


     Commencing on July 27, 1984, Standard & Poor's instituted a new rating category with respect to certain municipal note issues with a maturity of less than three years. The new note ratings denote the following:


   SP-1 denotes a very strong or strong capacity to pay principal and interest.
        Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+).


   SP-2 denotes a satisfactory capacity to pay principal and interest.


   SP-3 denotes a speculative capacity to pay principal and interest.


                           COMMERCIAL PAPER RATINGS


     Standard and Poor's commerical paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The categories are as follows:


     Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.


A-1 indicates that the degree of safety regarding timely payments is very strong.


A-2 indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".


A-3 indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
                            PART C OTHER INFORMATION


Item 23.          Exhibits
--------          --------
1(a).             Declaration of Trust of the Registrant, dated October 26,
                  1990, is incorporated by reference to Exhibit 1(a) of
                  Post-Effective Amendment No. 7 of the Registration Statement
                  on Form N-1A, filed on March 19, 1996.

1(b).             Amendment to the Declaration of Trust of the Registrant, dated
                  June 22, 1998, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No.10 to the Registration Statement on Form N-1A, filed on January 29, 1999.

2.                Amended and Restated By-Laws of the Registrant, dated May 1,
                  1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on February 25, 2000.

3.                Not applicable.

4                 Amended Investment Management Agreement between the
                  Registrant and Morgan Stanley Dean Witter Advisors Inc., dated April 30, 1998, is incorporated by reference to
                  Exhibit 5 of Post-Effective Amendment No. 10 to the
                  Registration Statement on Form N-1A, filed on January 29,
                  1999.

5(a).             Distribution Agreement between the Registrant and Morgan
                  Stanley Dean Witter Distributors Inc., dated May 31, 1997, is incorporated by reference to Exhibit 6 of Post-Effective
                  Amendment No. 9 to the Registration Statement on Form N-1A, filed on March 23, 1998.

5(b).             Selected Dealers Agreement between Morgan Stanley Dean Witter
                  Distributors Inc. and Dean Witter Reynolds Inc., dated January
                  4, 1993, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on March 19, 1996.

5(c).             Omnibus Selected Dealer Agreement between Morgan Stanley Dean
                  Witter Distributors Inc. and National Financial Services
                  Corporation, dated October 17, 1998, is incorporated by reference to Exhibit 6 of Post-Effective No. 10 to the Registration Statement on Form N-1A, filed on January 29,
                  1999.

6.                Amended and Restated Retirement Plan for Non-Interested
                  Trustees or Directors, dated May 8, 1997, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on March 30,
                  1999.

7(a).             Custodian Agreement between the Bank of New York and the
                  Registrant, dated September 20, 1991, is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on March 19,
                  1996.

7(b).             Amendment to the Custodian Agreement between The Bank of New
                  York and the Registrant, dated April 17, 1996, is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 28,
                  1997.

8(a).             Amended and Restated Transfer Agency Agreement between the
                  Registrant and Morgan Stanley Dean Witter Trust FSB, dated
                  September 1, 2000, filed herein.




8(b).             Amended Services Agreement between Morgan Stanley Dean Witter
                  Advisors Inc. and Morgan Stanley Dean Witter Services Company
                  Inc., dated June 22, 1998, is incorporated by reference to
                  Exhibit 9 of Post-Effective Amendment No. 10 to the
                  Registration Statement on Form N-1A, filed on January 29,
                  1999.

9(a). Opinion of Sheldon Curtis, Esq., dated January 4, 1991, is incorporated by reference to Exhibit 9(a) of Post-Effective
                  Amendment No. 12 to the Registration Statement on Form N-1A, filed on February 25, 2000.

9(b).             Opinion of Gaston & Snow LLP, Massachusetts Counsel, dated
                  January 4, 1991, is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 12 to the Registration
                  Statement on Form N-1A, filed on February 25, 2000.

10(a).            Consent of Independent Auditors, filed herein.

10(b).            Consent of PricewaterhouseCoopers LLP, filed herein.

11.               Not applicable.

12.               Not applicable.

13.               Amended and Restated Plan of Distribution pursuant to Rule
                  12b-1 between the Registrant and Morgan Stanley Dean Witter
                  Distributors Inc., dated July 23, 1997, is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on March 23,
                  1998.

14.               Not applicable

15.               Not applicable

16(a).            Code of Ethics of Morgan Stanley Dean Witter Advisors Inc.
                  and Morgan Stanley Dean Witter Distributors Inc., as well as other MSDW affiliated entities, filed herein.

16(b). Code of Ethics of the Morgan Stanley Dean Witter Funds, filed h erein.

Other. Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 6 to the
                  Registration Statement on Form N-1A, filed on March 29,
                  1995, and Exhibit (Other) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on March
                  23, 1998. The Power of Attorney of James F. Higgins, dated
                  June 12, 2000, filed herein.

Item 24.          Persons Controlled by or Under Common Control with the Fund.
                  None

Item 25.          Indemnification.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. Business and Other Connections of Investment Advisor

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

     The principal address of MSDW Advisors, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), Dean Witter Reynolds Inc. ("DWR") and the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048. The principal address of Morgan Stanley Dean Witter Investment Management Inc. ("MSDWIM") and Morgan Stanley Dean Witter Investment Group Inc. ("MSDWIG") is 1221 Avenue of the Americas, New York, New York 10020. The principal address of Morgan Stanley Dean Witter Investment Management Ltd. and Morgan Stanley & Co. International Limited is 25 Cabot Square, London, England. The principal address of Morgan Stanley Dean Witter Trust FSB ("MSDW Trust") is 2 Harborside Financial Center, Jersey City, New Jersey 07311.The principal address of Miller Anderson & Sherrerd, LLP ("MAS"), MAS Funds and MAS Distribution Inc. is One Tower Bridge, West Conshohocken, PA 19428. The principal address of Van Kampen Investment Asset Management Inc. is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181.


                                            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
NAME AND POSITION WITH MSDW ADVISORS        INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
------------------------------------        ---------------------------------------------------------------
Mitchell M. Merin                           President and Chief Operating Officer of Morgan Stanley
President, Chief Executive Officer          Dean Witter Asset Management; Chairman, Chief Executive
and Director                                Officer and Director of MSDW Distributors and MSDW Trust;
                                            President, Chief Executive Officer and Director of MSDW
                                            Services; President of the Morgan Stanley Dean Witter Funds;
                                            Executive Vice President and Director of DWR; Director of
                                            MSDWIM; Member of the Executive Committee of MAS; Director
                                            of various MSDW subsidiaries; Trustee of various Van Kampen investment companies.

Barry Fink                                  Managing Director and General Counsel of Morgan Stanley
Managing Director,                          Dean Witter Asset Management; Managing Director,
Secretary, General Counsel                  Secretary, General Counsel and Director of MSDW Services;
and Director                                Vice President and Secretary of MSDW Distributors; Vice
                                            President, Secretary and General Counsel of the Morgan Stanley
                                            Dean Witter Funds.

Joseph J. McAlinden                         Chief Investment Officer and Managing Director of MSDWIM;
Managing Director and                       Chief Investment Officer of MAS; Director of MSDW Trust.
Chief Investment Officer

Barton M. Biggs                             Chairman, Managing Director and Director of MSDWIM;
Managing Director                           Managing Director of MAS.

Thomas L. Bennett                           Managing Director and Director of MSDWIM; Director of MSDW
Managing Director                           Universal Funds, Inc.; Managing Director of MAS; Executive
                                            Committee member of MAS; Chairman of the MAS Funds; Director of MAS Distribution Inc.

Ronald E. Robison                           Executive Vice President, Chief Administrative Officer and
Executive Vice President,                   and Director of MSDW Services.
Chief Administrative Officer and
Director

Arden C. Armstrong                          Managing Director of MSDWIM and MAS.
Managing Director

W. David Armstrong                          Managing Director of MSDWIM and MAS.
Managing Director

Dominic P. Caldecott                        Managing Director of MSDWIM, MAS and Morgan Stanley
Managing Director                           Dean Witter Investment Management Ltd.; Vice President
                                            and Investment Manager of Morgan Stanley & Co. International
                                            Limited.

Jesse L. Carroll, Jr.                       Managing Director of MSDWIG, MSDWIM and MAS.
Managing Director

Stephen F. Esser                            Managing Director of MSDWIM and MAS.
Managing Director

Philip W. Friedman                          Managing Director of MSDWIM and MAS.
Managing Director



                                            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
NAME AND POSITION WITH MSDW ADVISORS        INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
------------------------------------        ---------------------------------------------------------------

Rajesh K. Gupta                             Managing Director and Chief Investment Officer-
Managing Director and                       Investments of MSDWIM; Chief Administrative
Chief Administrative Officer-               Officer-Investments of MAS.
Investments

William Lock                                Managing Director of MSDWIM and MAS.
Managing Director

Margaret P. Naylor                          Managing Director of MSDWIM and MAS.
Managing Director

Narayan Ramachandran                        Managing Director of MSDWIM and MAS.
Managing Director

Scott F. Richard                            Managing Director of MSDWIM and MAS.
Managing Director

Gary G. Schlarbaum                          Managing Director of MSDWIM and MAS; Executive
Managing Director                           Committee Member of MAS.

Ann D. Thivierage                           Managing Director of MSDWIM and MAS.
Managing Director

Paul D. Vance                               Managing Director of MSDWIM and MAS.
Managing Director

Peter J. Wright                             Managing Director of MSDWIM and MAS.
Managing Director

Robert E. Angevine                          Principal of MSDWIM and MAS.
Principal

Benjamin J. Gord                            Principal of MSDWIM and MAS.
Principal

Gordon W. Loery                             Principal of MSDWIM and MAS.
Principal

Deanna L. Loughnane                         Principal of MSDWIM and MAS.
Principal

Angelo Manioudakis                          Principal of MSDWIM and MAS.
Principal

Paul F. O'Brien                             Principal of MSDWIM and MAS.
Principal

Robert S. Giambrone                         Senior Vice President of MSDW Services, MSDW Distributors
Senior Vice President                       and MSDW Trust; Director of MSDW Trust.

John B. Kemp, III                           President of MSDW Distributors.
Senior Vice President

Item 27.    Principal Underwriters

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Institutional Money Trust
(4)      Active Assets Money Trust
(5)      Active Assets Premier Money Trust
(6)      Active Assets Tax-Free Trust
(7)      Morgan Stanley Dean Witter 21st Century Trend Fund
(8)      Morgan Stanley Dean Witter Aggressive Equity Fund
(9)      Morgan Stanley Dean Witter All Star Growth Fund
(10)     Morgan Stanley Dean Witter American Opportunities Fund
(11)     Morgan Stanley Dean Witter Balanced Growth Fund
(12)     Morgan Stanley Dean Witter Balanced Income Fund
(13)     Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(14)     Morgan Stanley Dean Witter California Tax-Free Income Fund
(15)     Morgan Stanley Dean Witter Capital Growth Securities
(16)     Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas
         Portfolio"
(17)     Morgan Stanley Dean Witter Convertible Securities Trust
(18)     Morgan Stanley Dean Witter Developing Growth Securities Trust
(19)     Morgan Stanley Dean Witter Diversified Income Trust
(20)     Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(21)     Morgan Stanley Dean Witter Equity Fund
(22)     Morgan Stanley Dean Witter European Growth Fund Inc.
(23)     Morgan Stanley Dean Witter Federal Securities Trust
(24)     Morgan Stanley Dean Witter Financial Services Trust
(25)     Morgan Stanley Dean Witter Fund of Funds
(26)     Morgan Stanley Dean Witter Global Dividend Growth Securities
(27)     Morgan Stanley Dean Witter Global Utilities Fund
(28)     Morgan Stanley Dean Witter Growth Fund
(29)     Morgan Stanley Dean Witter Hawaii Municipal Trust
(30)     Morgan Stanley Dean Witter Health Sciences Trust
(31)     Morgan Stanley Dean Witter High Yield Securities Inc.
(32)     Morgan Stanley Dean Witter Income Builder Fund
(33)     Morgan Stanley Dean Witter Information Fund
(34)     Morgan Stanley Dean Witter Intermediate Income Securities
(35)     Morgan Stanley Dean Witter International Fund
(36)     Morgan Stanley Dean Witter International SmallCap Fund
(37)     Morgan Stanley Dean Witter Japan Fund
(38)     Morgan Stanley Dean Witter Latin American Growth Fund
(39)     Morgan Stanley Dean Witter Limited Term Municipal Trust
(40)     Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(41)     Morgan Stanley Dean Witter Market Leader Trust
(42)     Morgan Stanley Dean Witter Mid-Cap Equity Trust
(43)     Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(44)     Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(45)     Morgan Stanley Dean Witter New Discoveries Fund
(46)     Morgan Stanley Dean Witter New York Municipal Money Market Trust

(47)     Morgan Stanley Dean Witter New York Tax-Free Income Fund
(48)     Morgan Stanley Dean Witter Next Generation Trust
(49)     Morgan Stanley Dean Witter North American Government Income Trust
(50)     Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(51)     Morgan Stanley Dean Witter Prime Income Trust
(52)     Morgan Stanley Dean Witter Real Estate Fund
(53)     Morgan Stanley Dean Witter S&P 500 Index Fund
(54)     Morgan Stanley Dean Witter S&P 500 Select Fund
(55)     Morgan Stanley Dean Witter Short-Term Bond Fund
(56)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(57)     Morgan Stanley Dean Witter Small Cap Growth Fund
(58)     Morgan Stanley Dean Witter Special Value Fund
(59)     Morgan Stanley Dean Witter Strategist Fund
(60)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(61)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(62)     Morgan Stanley Dean Witter Tax-Managed Growth Fund
(63)     Morgan Stanley Dean Witter Technology Fund
(64)     Morgan Stanley Dean Witter Total Market Index Fund
(65)     Morgan Stanley Dean Witter Total Return Trust
(66)     Morgan Stanley Dean Witter U.S. Government Money Market Trust
(67)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(68)     Morgan Stanley Dean Witter Utilities Fund
(69)     Morgan Stanley Dean Witter Value-Added Market Series
(70)     Morgan Stanley Dean Witter Value Fund
(71)     Morgan Stanley Dean Witter Variable Investment Series
(72)     Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

Name                       Positions and Office with MSDW Distributors
----                       -------------------------------------------
James F. Higgins           Director

Philip J. Purcell          Director

John Schaeffer             Director

Charles Vadala             Senior Vice President and Financial Principal.

Item 28.        Location of Accounts and Records

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.        Management Services

     Registrant is not a party to any such management-related service contract.

Item 30.        Undertakings

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of February, 2001.


                   MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST


                              By:  /s/ Barry Fink
                                 ----------------------------------
                                       Barry Fink
                                       Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 has been signed below by the following persons in the capacities and on the dates indicated.


         Signatures                                  Title                         Date
         ----------                                  -----                         ----
(1) Principal Executive Officer             Chairman, Chief Executive Officer
                                                     and Trustee

By: /s/  Charles A. Fiumefreddo                                                   02/28/01
   ----------------------------
         Charles A. Fiumefreddo

(2) Principal Financial Officer             Treasurer and Principal
                                                     Accounting Officer

By: /s/  Thomas F. Caloia                                                         02/28/01
   ----------------------------
         Thomas F. Caloia


(3) Majority of the Trustees
    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell
    James F. Higgins

By: /s/  Barry Fink                                                               02/28/01
   ----------------------------
         Barry Fink
         Attorney-in-Fact

    Michael Bozic          Manuel H. Johnson
    Edwin J. Garn          Michael E. Nugent
    Wayne E. Hedien        John L. Schroeder

By: /s/  David M. Butowsky                                                        02/28/01
   -----------------------------
         David M. Butowsky
         Attorney-in-Fact

          MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
                                  EXHIBIT INDEX

8(a). Amended and Restated Transfer Agency Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB, dated September 1, 2000

10(a).    Consent of Independent Auditors

10(b).    Consent of PricewaterhouseCoopers LLP

16(a). Code of Ethics of Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Distributors Inc., as well as other MSDW affiliated entities

16(b).    Code of Ethics of the Morgan Stanley Dean Witter Funds

Other.    The Power of Attorney of James F. Higgins, dated June 12, 2000